UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments

Index Trust	March 31, 2012

T. Rowe Price Extended Equity Market Index Fund
Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 94.1%		
CONSUMER DISCRETIONARY 15.4%		
Auto Components 1.0%		
American Axle & Manufacturing Holdings (1)(2)	7,730	91
Amerigon (1)(2)	7,600	123
Cooper Tire (1)	9,600	146
Dana Holding (1)	19,300	299
Delphi Automotive (1)(2)	15,500	490
Drew Industries (1)(2)	3,200	87
Exide Technologies (1)(2)	11,200	35
Fuel Systems Solutions (1)(2)	2,800	73
Gentex (1)	19,260	472
Lear	14,100	655
Modine Manufacturing (1)(2)	5,700	50
Shiloh Industries (1)	6,700	64
Spartan Motors (1)	9,600	51
Standard Motor Products (1)	3,750	67
Stoneridge (1)(2)	7,100	70
Tenneco (1)(2)	8,950	332
TRW (2)	14,910	693
Visteon (2)	7,200	382
		4,180
Automobiles 0.6%		
General Motors (2)	84,900	2,178
Tesla Motors (1)(2)	7,200	268
Thor Industries (1)	5,000	158
Winnebago (1)(2)	4,320	42
		2,646
Distributors 0.3%		
LKQ Corporation (2)	20,200	630
Pool (1)	6,177	231
VOXX International (2)	6,164	83

Weyco Group (1)	2,600	62
		1,006
Diversified Consumer Services 0.7%		
American Public Education (1)(2)	3,140	119
Ascent Capital Group (1)(2)	2,793	132
Capella Education (2)	2,100	76
Career Education (2)	7,491	60
Carriage Services (1)	7,200	54
Coinstar (1)(2)	4,150	264
Corinthian Colleges (2)	26,567	110
Hillenbrand	9,250	212
ITT Educational Services (1)(2)	3,340	221
Learning Tree International (1)(2)	9,550	57
Matthews International, Class A (1)	4,700	149
Regis (1)	9,000	166
Service Corporation International	27,331	308
Sotheby's (1)	9,013	355
Stewart Enterprises, Class A (1)	13,260	80
Strayer Education (1)	1,550	146
Universal Technical Institute (1)	5,900	78
Weight Watchers (1)	5,000	386
		2,973
Hotels, Restaurants & Leisure 3.0%		
Ameristar Casinos (1)	7,000	130
Bally Technologies (1)(2)	6,850	320
Biglari Holdings (2)	309	125
BJ's Restaurants (1)(2)	6,033	304
Bob Evans Farms (1)	4,000	151
Brinker (1)	11,879	327
Buffalo Wild Wings (1)(2)	3,100	281
CEC Entertainment (1)	2,692	102
Choice Hotels International (1)	8,600	321

Churchill Downs (1)	2,100	117
Cracker Barrel Old Country Store (1)	2,900	162
DineEquity (1)(2)	2,600	129
Domino's Pizza	8,264	300
Frisch's Restaurants	400	11
Gaming Partners International (1)	9,300	59
Gaylord Entertainment (1)(2)	7,800	240
Hyatt Hotels, Class A (2)	7,900	338
International Speedway, Class A	2,675	74
Jack In the Box (2)	6,200	149
Las Vegas Sands (1)	55,400	3,189
Life Time Fitness (1)(2)	5,600	283
MGM Resorts International (1)(2)	48,697	663
Multimedia Games Holding Company (1)(2)	6,900	76
O'Charley's (1)(2)	9,800	96
Orient-Express, Class A (1)(2)	17,500	179
Panera Bread, Class A (2)	4,600	740
Papa John's International (2)	2,620	99
Peet's Coffee & Tea (1)(2)	3,100	229
Penn National Gaming (1)(2)	9,300	400
PF Chang's China Bistro (1)	2,940	116
Pinnacle Entertainment (2)	11,400	131
Red Robin Gourmet Burgers (1)(2)	3,850	143
Royal Caribbean Cruises	17,721	522
Ruby Tuesday (1)(2)	9,100	83
Scientific Games, Class A (2)	10,030	117
Shuffle Master (2)	6,900	121
Six Flags Entertainment	8,100	379
Sonic (2)	10,650	82
Speedway Motorsports (1)	1,820	34
Texas Roadhouse (1)	8,900	148
The Cheesecake Factory (1)(2)	8,840	260
Vail Resorts (1)	4,700	203
Wendy's (1)	45,140	226

WMS Industries (1)(2)	6,995	166
		12,325
Household Durables 1.2%		
American Greetings, Class A (1)	5,350	82
Beazer Homes USA (2)	18,670	61
Blyth (1)	937	70
CSS Industries (1)	1,900	37
Ethan Allen Interiors (1)	3,600	91
Helen of Troy Limited (2)	5,800	197
Hovnanian Enterprises (1)(2)	28,630	70
iRobot (2)	7,700	210
Jarden	12,513	503
KB Home (1)	12,400	110
La-Z-Boy (1)(2)	8,650	129
M/I Homes (1)(2)	5,070	63
MDC Holdings	3,991	103
Meritage (1)(2)	4,200	114
Mohawk Industries (2)	7,654	509
NVR (2)	643	467
Ryland Group (1)	6,446	124
Standard Pacific (1)(2)	11,400	51
Stanley Furniture (1)(2)	1,200	6
Tempur-Pedic (1)(2)	8,250	697
Toll Brothers (1)(2)	20,720	497
Tupperware Brands	8,220	522
Universal Electronics (1)(2)	2,500	50
		4,763
Internet & Catalog Retail 0.5%		
1-800-Flowers.com (2)	7,868	24
Blue Nile (1)(2)	2,400	79
HSN	5,000	190
Liberty Interactive (2)	79,600	1,520

Nutri/System	7,600	85
Orbitz Worldwide (1)(2)	9,300	29
Overstock.com (1)(2)	4,700	25
Shutterfly (2)	5,500	172
		2,124
Leisure Equipment & Products 0.4%		
Arctic Cat (2)	3,195	137
Brunswick (1)	14,300	368
Callaway Golf (1)	12,750	86
Marine Products	7,100	42
Polaris Industries	9,740	703
Steinway Musical Instruments (2)	1,000	25
Sturm Ruger & Company (1)	2,500	123
		1,484
Media 2.6%		
A.H. Belo, Class A (1)	8,076	40
AMC Networks, Class A (2)	8,000	357
Arbitron (1)	4,620	171
Beasley Broadcast Group, Class A (1)(2)	6,100	26
Belo, Class A (1)	15,180	109
Charter Communications, Class A (2)	15,100	958
Cinemark Holdings (1)	12,500	274
Clear Channel Outdoor, Class A (1)	12,400	99
Cumulus Media, Class A (2)	14,505	51
Digital Generation (1)(2)	6,400	65
DISH Network	26,720	880
DreamWorks Animation, Class A (1)(2)	7,800	144
Harte-Hanks (1)	9,650	87
John Wiley & Sons (1)	5,270	251
Journal Communications, Class A (2)	12,200	69
Knology (1)(2)	5,200	95
Lamar Advertising (1)(2)	8,992	291

Liberty Global (2)	37,534	1,880
Liberty Global, Class C (2)	1,700	81
Liberty Media (2)	17,000	1,499
LIN TV, Class A (1)(2)	8,740	35
Live Nation Entertainment (1)(2)	16,800	158
LodgeNet Interactive (1)(2)	11,800	41
Madison Square Garden (1)(2)	10,464	358
Martha Stewart Living, Class A (1)	15,519	59
McClatchy (1)(2)	22,100	64
Morningstar (1)	3,200	202
National Cinemedia	11,100	170
New York Times, Class A (1)(2)	12,900	88
Nexstar Broadcasting (2)	6,400	53
Regal Entertainment Group, Class A (1)	13,190	179
Rentrak (1)(2)	4,600	104
Salem Communications, Class A (1)	9,450	45
Scholastic (1)	3,120	110
Sinclair Broadcasting, Class A (1)	8,610	95
Sirius XM Radio (1)(2)	512,300	1,183
Valassis Communications (1)(2)	7,300	168
World Wrestling Entertainment (1)	4,500	40
		10,579
Multiline Retail 0.3%		
Bon-Ton Stores (1)	4,300	40
Dillards, Class A (1)	4,600	290
Dollar General (2)	13,800	638
Fred's (1)	5,915	86
Saks (1)(2)	22,175	257
Tuesday Morning (2)	9,700	37
		1,348
Specialty Retail 3.5%		
Aaron's	11,835	307

Advance Auto Parts	9,585	849
Aeropostale (1)(2)	10,860	235
American Eagle Outfitters (1)	28,580	491
ANN (1)(2)	8,475	243
Asbury Automotive Group (1)(2)	4,140	112
Ascena Retail Group (1)(2)	9,217	408
Barnes & Noble (1)(2)	4,784	63
Big 5 Sporting Goods (1)	7,300	57
Brown Shoe (1)	7,430	69
Buckle (1)	3,762	180
Build-A-Bear Workshop (1)(2)	4,800	25
Cabela's, Class A (1)(2)	5,741	219
Cato, Class A (1)	5,850	162
Charming Shoppes (1)(2)	19,520	115
Chico's	25,400	384
Christopher & Banks	17,392	32
Collective Brands (1)(2)	9,715	191
Cost Plus (1)(2)	5,000	90
Dick's Sporting Goods (1)	12,800	615
DSW, Class A	4,100	225
Express (2)	11,500	287
Foot Locker (1)	21,717	674
Genesco (2)	3,500	251
Group One Automotive (1)	4,000	225
Guess	10,220	319
Haverty Furniture (1)	2,250	25
Hibbett Sports (1)(2)	2,718	148
Hot Topic (1)	7,600	77
Jos. A. Bank Clothiers (1)(2)	4,105	207
Lithia Motors, Class A (1)	4,100	107
Lumber Liquidators (1)(2)	3,700	93
MarineMax (1)(2)	11,660	96
Men's Wearhouse (1)	6,750	262
Midas (1)(2)	4,500	52

Monro Muffler Brake (1)	4,800	199
New York & Company (1)(2)	16,700	62
Office Depot (1)(2)	42,800	148
OfficeMax (1)(2)	17,000	97
Penske Auto (1)	6,316	156
Pep Boys (1)	9,570	143
Perfumania Holdings (1)(2)	4,507	42
PetSmart (1)	13,920	797
Pier 1 Imports (1)(2)	22,900	416
Rent-A-Center (1)	7,400	279
Sally Beauty Supply (2)	11,500	285
Select Comfort (2)	9,900	321
Signet Jewelers (1)	12,200	577
Sonic Automotive (1)	6,120	110
Stage Stores	7,570	123
Stein Mart (1)(2)	10,830	71
Talbots (1)(2)	23,450	71
The Children's Place (1)(2)	3,450	178
The Finish Line, Class A (1)	8,753	186
TSC	9,620	871
Ulta Salon Cosmetics & Fragrance	6,800	632
West Marine (1)(2)	6,200	74
Wet Seal, Class A (1)(2)	12,275	42
Williams-Sonoma (1)	14,500	543
Zumiez (1)(2)	3,300	119
		14,437
Textiles, Apparel & Luxury Goods 1.3%		
Carters (2)	7,500	373
Charles & Colvard (1)(2)	7,768	36
Cherokee (1)	7,500	85
Columbia Sportswear (1)	2,181	103
Crocs (2)	13,700	287
Deckers Outdoor (1)(2)	5,200	328

Fossil (1)(2)	7,337	968
Hanesbrands (1)(2)	13,700	405
Iconix Brand Group (1)(2)	10,849	189
K-Swiss, Class A (1)(2)	14,500	59
Kenneth Cole Productions (2)	3,450	56
Lakeland Industries (1)(2)	580	6
Liz Claiborne (2)	11,000	147
Movado Group	2,700	66
Oxford Industries	1,870	95
PVH (1)	9,600	858
Quiksilver (1)(2)	22,200	90
Skechers U.S.A., Class A (1)(2)	4,400	56
Superior Uniform Group (1)	3,153	37
Tandy Brands (2)	7,700	13
The Jones Group (1)	10,700	134
Under Armour (1)(2)	5,200	489
Warnaco Group (1)(2)	6,300	368
Wolverine World Wide (1)	6,650	247
		5,495
Total Consumer Discretionary		63,360

CONSUMER STAPLES 3.5%

Beverages 0.4%

Central European Distribution (1)(2)	15,800	81
Coca-Cola Bottling (1)	1,350	85
MGP Ingredients (1)	8,500	46
Monster Beverage (2)	21,000	1,304
National Beverage (1)(2)	5,948	95
Willamette Valley Vineyards (2)	10,730	33
		1,644

Food & Staples Retailing 0.5%

Andersons (1)	3,900	190

Arden Group, Class A (1)	800	73
Casey's General Stores (1)	6,800	377
Fresh Market (2)	3,700	178
Harris Teeter Supermarkets (1)	9,100	365
Nash Finch	500	14
PriceSmart	3,700	269
Rite Aid (1)(2)	107,950	188
Spartan Stores (1)	5,300	96
The Pantry (2)	4,700	61
United Natural Foods (2)	6,200	289
		2,100
Food Products 1.6%		
Alico (1)	1,600	37
Bunge Limited (1)	19,902	1,362
Chiquita (2)	6,619	58
Corn Products International	10,000	576
Darling International (1)(2)	19,500	340
Dole Food (1)(2)	6,000	60
Farmer Bros. (1)(2)	8,100	88
Flowers Foods (1)	15,489	316
Fresh Del Monte Produce (1)	8,500	194
Green Mountain Coffee (1)(2)	17,400	815
Hain Celestial Group (2)	5,500	241
J & J Snack Foods (1)	2,240	117
Lancaster Colony	2,500	166
Lifeway Foods (2)	5,300	49
Post Holdings (2)	4,085	135
Ralcorp Holdings (2)	8,170	605
Rocky Mountain Chocolate Factory (1)	13,362	124
Sanderson Farms (1)	2,840	151
Smithfield Foods (1)(2)	22,589	498
Snyders-Lance (1)	6,710	173
Tootsie Roll Industries (1)	3,620	83

Treehouse Foods (2)	5,343	318
		6,506
Household Products 0.4%		
Central Garden & Pet, Class A (1)(2)	7,600	73
Church & Dwight (1)	19,250	947
Energizer (2)	9,150	679
WD-40	2,750	125
		1,824
Personal Products 0.5%		
Elizabeth Arden (2)	3,050	107
Herbalife (1)	17,100	1,177
Inter Parfums (1)	3,900	61
Medifast (1)(2)	4,000	70
Nu Skin Enterprises, Class A (1)	7,500	434
		1,849
Tobacco 0.1%		
Alliance One International (1)(2)	13,934	52
Star Scientific (1)(2)	19,900	65
Universal (1)	3,040	142
Vector Group (1)	9,965	177
		436
Total Consumer Staples		14,359
ENERGY 5.8%		
Energy Equipment & Services 2.1%		
Atwood Oceanics (1)(2)	8,500	382
Basic Energy Services (2)	5,300	92
Bristow Group (1)	5,380	257
Cal Dive International (1)(2)	12,625	42
CARBO Ceramics (1)	2,575	271
Core Laboratories (1)	6,600	868

Dawson Geophysical (2)	2,700	93
Dresser-Rand Group (2)	11,100	515
Dril-Quip (1)(2)	4,300	280
Englobal (1)(2)	10,500	25
Exterran Holdings (2)	14,967	197
Gulf Island Fabrication (1)	3,800	111
Gulfmark Offshore (2)	4,500	207
Helix Energy Solutions Group (2)	14,807	264
Hercules Offshore (2)	29,031	137
ION Geophysical (1)(2)	16,200	104
Key Energy Services (1)(2)	21,300	329
Lufkin (1)	4,000	323
Matrix Service (1)(2)	4,700	66
Newpark Resources (1)(2)	17,200	141
Oceaneering International (1)	18,000	970
Oil States International (1)(2)	6,630	517
OYO Geospace (2)	1,000	105
Parker Drilling (1)(2)	18,800	112
Patterson-UTI Energy	20,437	353
Pioneer Drilling (1)(2)	8,700	77
RPC (1)	9,975	106
SEACOR Holdings (1)(2)	2,650	254
Superior Energy (1)(2)	21,556	568
TETRA Technologies (1)(2)	12,174	115
Tidewater	6,074	328
Union Drilling (1)(2)	11,000	61
Unit (2)	6,000	257
		8,527
Oil, Gas & Consumable Fuels 3.7%		
Adams Resources & Energy (1)	2,300	132
Alon USA Energy (1)	4,800	43
Approach Resources (2)	7,500	277
Arch Coal (1)	29,197	313

Berry Petroleum, Class A (1)	6,580	310
Bill Barrett (1)(2)	6,432	167
BPZ Resources (1)(2)	41,400	167
Callon Petroleum (1)(2)	17,450	110
Carrizo Oil & Gas (1)(2)	6,300	178
Cheniere Energy (1)(2)	19,500	292
Cimarex Energy (1)	12,438	939
Clean Energy Fuels (1)(2)	6,900	147
Cloud Peak Energy (2)	10,600	169
Cobalt International Energy (1)(2)	18,800	565
Comstock Resources (1)(2)	6,940	110
Concho Resources (2)	14,300	1,460
Contango Oil & Gas (1)(2)	4,260	251
Continental Resources (1)(2)	7,300	626
CVR Energy (2)	13,100	350
Energen	9,620	473
Energy XXI Bermuda (1)(2)	10,900	394
Exco Resources (1)	20,700	137
Fieldpoint Petroleum (2)	12,600	57
Fieldpoint Petroleum, Warrants, 3/23/17 (2)	12,600	18
GeoResources (1)(2)	5,050	165
GMX Resources (1)(2)	22,200	28
Goodrich Petroleum (1)(2)	6,600	126
Harvest Natural Resource (2)	9,716	69
HKN (1)(2)	32,279	72
HollyFrontier	29,590	951
Kinder Morgan (1)	10,300	398
McMoRan Exploration (1)(2)	17,200	184
Northern Oil & Gas (1)(2)	10,500	218
Petroleum Development (1)(2)	4,200	156
PetroQuest Energy (1)(2)	14,700	90
Plains Exploration & Production (2)	17,919	764
Quicksilver Resources (1)(2)	19,100	96
Rex Energy (1)(2)	7,700	82

Rex Stores Resources (1)(2)	3,350	103
Rosetta Resources (2)	7,200	351
SandRidge Energy (1)(2)	34,007	266
Semgroup (2)	8,900	259
SM Energy (1)	8,700	616
Stone Energy (2)	8,112	232
Swift Energy (1)(2)	6,250	181
Ultra Petroleum (1)(2)	22,960	520
USEC (1)(2)	20,150	21
W&T Offshore (1)	5,900	124
Warren Resources (1)(2)	23,200	76
Western Refining (1)	10,400	196
Westmoreland Coal (1)(2)	3,800	42
Whiting Petroleum (1)(2)	16,100	874
World Fuel Services (1)	9,200	377
		15,322
Total Energy		23,849

FINANCIALS 18.9%

Capital Markets 2.0%

Affiliated Managers Group (2)	7,400	827
American Capital (1)(2)	40,680	353
Apollo Investment	38,400	275
Ares Capital (1)	33,766	552
BGC Partners (1)	22,400	166
Calamos, Class A (1)	6,400	84
CIFC, REIT (1)(2)	5,200	32
Eaton Vance (1)	16,666	476
Edelman Financial Group (1)	13,800	91
Financial Engines (2)	7,500	168
GFI Group (1)	11,900	45
Golub Capital BDC	9,400	144
Greenhill (1)	5,900	257

ICG Group (1)(2)	7,700	69
INTL FCStone (2)	5,581	118
Investment Technology Group (1)(2)	9,600	115
Jefferies Group (1)	19,200	362
KBW (1)	6,300	117
Knight Capital Group (1)(2)	15,750	203
Lazard, Partnership	19,300	551
MCG Capital (1)	11,700	50
Piper Jaffray (1)(2)	9,250	246
Raymond James Financial (1)	14,575	532
SEI Investments	22,456	465
Stifel Financial (1)(2)	8,536	323
SWS Group (1)	9,299	53
TD Ameritrade Holding (1)	38,068	751
Teton Advisors (1)	40	1
Virtus Investment Partners (2)	2,534	217
Waddell & Reed Financial, Class A	14,140	458
		8,101
Commercial Banks 4.3%		
1st Source (1)	2,866	70
Ameriana Bancorp (1)	4,460	21
Arrow Financial (1)	3,506	86
Associated Banc-Corp (1)	21,775	304
Banc First (1)	1,700	74
Bancorp (1)(2)	3,600	36
Bancorp South (1)	9,975	134
Bank of Hawaii (1)	6,266	303
Bank of Kentucky Financial	4,500	116
Bank of the Ozarks (1)	5,800	181
Banner	2,173	48
BBCN Bancorp (2)	11,200	125
BOK Financial (1)	3,237	182
Boston Private Financial	17,099	169

Camden National (1)	2,500	88
Capital City Bank	4,562	34
CapitalSource, REIT (1)	18,900	125
Cathay Bancorp (1)	9,156	162
Center Bancorp	8,383	84
Century Bancorp, Class A (1)	4,900	134
Chemical Financial (1)	4,861	114
CIT Group (2)	28,300	1,167
Citizens & Northern (1)	2,222	44
City Holding Company (1)	4,050	141
City National (1)	3,650	192
Cobiz Financial (1)	15,937	113
Columbia Banking System (1)	9,550	218
Commerce Bancshares (1)	11,118	450
Community Bank System (1)	4,320	124
Community Trust Bancorp (1)	2,075	67
Cullen/Frost Bankers (1)	8,350	486
CVB Financial (1)	13,106	154
East West Bancorp (1)	23,600	545
Farmers Capital Bank (2)	7,497	45
First Bancorp North Carolina	3,875	42
First Busey	17,075	84
First Citizens BancShares	570	104
First Commonwealth Financial (1)	16,300	100
First Community	5,200	69
First Financial (1)	1,950	62
First Financial Bancorp (1)	10,272	178
First Financial Bankshares (1)	4,494	158
First Merchants (1)	9,783	121
First Midwest Bancorp	10,793	129
First Niagara Financial	51,663	508
First United (1)(2)	4,211	25
FirstMerit (1)	17,384	293
FNB (1)	18,135	219

Fulton Financial (1)	26,902	282
German American Bancorp	4,489	87
Glacier Bancorp (1)	15,812	236
Hancock Holding (1)	10,635	378
Home Bancshares (1)	6,419	171
IBERIABANK (1)	4,526	242
Independent Bank (Massachusetts) (1)	3,950	113
Independent Bank (Michigan) (1)(2)	12,183	27
International Bancshares (1)	7,802	165
Macatawa Bank (1)(2)	29,900	104
MB Financial	7,667	161
Merchants Bancshares (1)	600	17
National Penn Bancshares (1)	15,535	137
NBT Bancorp (1)	4,380	97
NewBridge Bancorp (2)	12,100	58
Northrim Bank	6,625	143
Old National Bancorp (1)	12,724	167
Oriental Financial Group (1)	9,768	118
PacWest Bancorp (1)	6,650	162
Park National (1)	2,040	141
Peapack-Gladstone Financial (1)	6,957	94
Peoples Bancorp	2,950	52
Popular (2)	146,310	300
Preferred Bank (1)(2)	5,395	64
Premier Financial Bancorp (1)(2)	7,264	55
PrivateBancorp	10,260	156
Prosperity Bancshares (1)	6,660	305
Renasant (1)	5,852	95
Republic Bancorp, Class A (1)	2,066	49
S Y Bancorp (1)	4,321	100
S&T Bancorp (1)	8,200	178
Sandy Spring Bancorp (1)	3,630	66
Seacoast Banking, Class A (2)	26,150	46
Signature Bank (1)(2)	7,100	448

Southside Bancshares (1)	4,728	104
Southwest Bancorp of Oklahoma (1)(2)	11,800	109
Sterling Bancorp (1)	7,485	72
Sterling Financial (2)	5,000	104
Sun Bancorp (1)(2)	11,564	41
Susquehanna Bancshares (1)	22,247	220
SVB Financial Group (2)	6,550	421
Synovus Financial (1)	107,100	220
TCF Financial (1)	18,000	214
Tompkins Financial (1)	1,517	61
Trico Bancshares (1)	2,000	35
Trustmark (1)	7,300	182
UMB Financial (1)	4,312	193
Umpqua Bank (1)	18,820	255
Union First Market Bankshares (1)	4,829	68
United Bankshares (1)	4,700	136
United Community Banks (1)(2)	2,496	24
Univest	3,900	65
Valley National Bancorp (1)	28,757	372
Washington Trust Bancorp	3,300	80
Webster Financial	11,210	254
WesBanco (1)	4,075	82
West Bancorporation (1)	13,100	131
West Coast Bancorp (2)	5,493	104
WestAmerica Bank (1)	3,746	180
Western Alliance Bancorp (1)(2)	27,200	230
Wintrust Financial (1)	5,050	181
		17,580
Consumer Finance 0.3%		
Advance America Cash Advance Centers (1)	11,322	119
Cash American International (1)	4,860	233
CompuCredit Holdings (2)	13,482	78
DFC Global (1)(2)	7,800	147

EZCORP, Class A (2)	9,000	292
First Cash (1)(2)	4,800	206
Nelnet, Class A	3,922	102
World Acceptance (1)(2)	2,800	171
		1,348
Diversified Financial Services 0.4%		
CBOE Holdings (1)	12,800	364
Interactive Brokers, Class A	10,900	185
MarketAxess Holdings	7,900	295
MSCI, Class A (1)(2)	18,536	682
Newstar Financial (1)(2)	10,800	120
PHH (2)	6,979	108
PICO Holdings (1)(2)	4,000	94
		1,848
Insurance 3.8%		
Alleghany (2)	1,318	434
Allied World Assurance Holdings	6,300	433
Alterra Capital Holdings (1)	17,300	398
American Equity Investment Life (1)	10,900	139
American Financial Group	10,110	390
AmTrust Financial Services (1)	6,700	180
Arthur J. Gallagher (1)	13,960	499
Aspen Insurance Holdings (1)	11,000	307
Assured Guaranty	27,600	456
Baldwin & Lyons, Class B (1)	3,275	73
Brown & Brown	14,906	355
Citizens (1)(2)	12,433	123
CNA Financial	1,400	41
CNO Financial Group (1)(2)	36,300	282
Crawford, Class B (1)	10,850	53
Delphi Financial, Class A	8,579	384
E-Health (1)(2)	5,200	85

EMC Insurance Group (1)	1,903	38
Employers Holdings (1)	6,800	121
Endurance Specialty Holdings	6,700	272
Erie Indemnity, Class A	4,700	366
Everest Reinsurance Holdings	7,400	685
FBL Financial, Class A (1)	2,342	79
Fidelity National Financial (1)	30,159	544
First American Financial (1)	15,730	262
Hanover Insurance Group	5,320	219
Harleysville Group (1)	2,710	156
HCC Insurance Holdings (1)	15,130	472
Hilltop Holdings (1)(2)	8,899	75
Horace Mann Educators	9,210	162
Infinity Property & Casualty	3,200	168
Kansas City Life Insurance	1,280	41
Kemper (1)	6,550	198
Maiden Holdings	29,800	268
Markel (2)	1,243	558
MBIA (1)(2)	18,900	185
Meadowbrook Insurance Group (1)	11,482	107
Mercury General (1)	4,793	210
National Financial Partners (1)(2)	9,962	151
National Interstate (1)	3,800	97
National Western Life (1)	760	104
Navigators Group (1)(2)	2,150	102
Old Republic International (1)	33,593	354
OneBeacon Insurance Group, Class A (1)	7,000	108
Phoenix Companies (1)(2)	18,699	46
Platinum Underwriters Holdings	4,700	172
Presidential Life (1)	3,500	40
ProAssurance (1)	3,670	323
Protective Life (1)	10,100	299
Reinsurance Group of America (1)	10,320	614
RenaissanceRe Holdings (1)	7,200	545

RLI (1)	1,700	122
Safety Insurance Group (1)	3,615	151
SeaBright Holdings (1)	8,500	77
Selective Insurance	7,400	130
StanCorp Financial Group (1)	7,500	307
State Auto Financial (1)	5,470	80
Stewart Information Services (1)	5,080	72
Tower Group (1)	7,900	177
United Fire Group	3,600	64
Validus Holdings	15,900	492
W. R. Berkley	12,872	465
White Mountains Insurance Group (1)	1,067	535
		15,445
Real Estate Investment Trusts (REITs) 6.8%		
Acadia Realty Trust, REIT (1)	7,250	163
Agree Realty, REIT (1)	3,700	84
Alexanders, REIT	400	158
Alexandria Real Estate, REIT	8,520	623
American Campus Communities, REIT (1)	11,226	502
Ashford Hospitality Trust, REIT (1)	14,900	134
BioMed Realty Trust, REIT (1)	21,200	402
Brandywine Realty Trust, REIT (1)	19,443	223
BRE Properties, Class A, REIT	9,250	468
Camden Property Trust, REIT	8,300	546
CBL & Associates Properties, REIT	21,700	411
Colonial Properties Trust, REIT	10,541	229
CommonWealth, REIT	12,375	230
Corporate Office Properties Trust, REIT (1)	9,900	230
Cousins Properties, REIT	18,956	144
CubeSmart, REIT	16,400	195
DCT Industrial Trust, REIT (1)	31,200	184
DDR, REIT (1)	29,000	423
DiamondRock Hospitality, REIT	22,251	229

Digital Realty Trust, REIT (1)	15,200	1,124
Douglas Emmett, REIT (1)	16,900	386
Duke Realty, REIT (1)	35,761	513
DuPont Fabros Technology, REIT (1)	10,100	247
EastGroup Properties, REIT (1)	3,550	178
Entertainment Properties, REIT (1)	6,280	291
Equity Lifestyle Properties, REIT	5,070	354
Equity One, REIT (1)	7,776	157
Essex Property Trust, REIT (1)	4,850	735
Extra Space Storage, REIT (1)	13,800	397
Federal Realty Investment Trust, REIT (1)	8,190	793
First Industrial Realty, REIT (2)	14,900	184
Franklin Street Properties, REIT (1)	13,700	145
General Growth Properties, REIT	88,000	1,495
Getty Realty, REIT (1)	9,260	144
Glimcher Realty Trust, REIT (1)	18,060	185
Gramercy Capital Corp/New York, REIT (1)(2)	27,501	73
Healthcare Realty Trust, REIT (1)	12,080	266
Hersha Hospitality Trust, Class A, REIT	32,500	178
Highwoods Properties, REIT (1)	9,213	307
Home Properties of New York, REIT	5,990	365
Hospitality Properties Trust, REIT	17,050	451
Inland Real Estate, REIT (1)	11,200	99
Investors Real Estate Trust, REIT (1)	16,650	128
Kilroy Realty, REIT (1)	8,320	388
Kite Realty Group Trust, REIT (1)	21,700	114
LaSalle Hotel Properties, REIT	11,200	315
Lexington Realty Trust, REIT (1)	30,329	273
Liberty Property Trust, REIT	14,233	508
LTC Properties, REIT (1)	7,950	254
Macerich Company, REIT	19,205	1,109
Mack-Cali Realty, REIT	10,134	292
MHI Hospitality, REIT (1)	14,300	42
Mid-America Apartment Communities, REIT (1)	4,530	304

Mission West Properties, REIT (1)	14,640	144
Monmouth Real Estate Investment Trust, Class A, REIT (1)	15,000	146
MPG Office Trust, REIT (2)	25,080	59
National Health Investors, REIT (1)	4,020	196
National Retail Properties, REIT	13,130	357
Omega Healthcare Investors, REIT	15,950	339
Parkway Properties, REIT (1)	7,800	82
Pennsylvania, REIT	10,931	167
Piedmont Office Realty Trust, REIT	20,000	355
PMC Commercial Trust, REIT (1)	3,088	26
Post Properties, REIT (1)	6,700	314
Potlatch, REIT (1)	5,232	164
Power, REIT	9,638	93
PS Business Parks, REIT	3,100	203
Ramco-Gershenson Properties, REIT (1)	6,100	75
Rayonier, REIT	13,851	611
Realty Income, REIT (1)	17,900	693
Regency Centers, REIT	11,886	529
Sabra Healthcare, REIT	8,700	143
Saul Centers, REIT	2,750	111
Senior Housing Properties, REIT	22,314	492
SL Green Realty, REIT (1)	11,781	914
Sovran Self Storage, REIT (1)	4,400	219
Strategic Hotels & Resorts, REIT (2)	23,500	155
Sun Communities, REIT (1)	5,350	232
Sunstone Hotel Investors, REIT (1)(2)	17,294	168
Tanger Factory Outlet Centers, REIT	11,480	341
Taubman Centers, REIT	7,500	547
UDR, REIT	27,381	731
Universal Health Realty Income Trust, REIT (1)	4,150	165
Urstadt Biddle Properties, Class A, REIT (1)	5,000	99
Washington Real Estate Investment Trust, REIT (1)	8,800	261

Weingarten Realty Investors, REIT (1)	16,540	437
		27,940
Real Estate Management & Development 0.4%		
AV Homes (1)(2)	2,400	29
Forest City Enterprises, Class A (2)	19,530	306
Forestar Group (1)(2)	8,400	129
Howard Hughes (2)	3,900	249
Jones Lang LaSalle	5,810	484
St. Joe (1)(2)	13,370	254
Tejon Ranch (1)(2)	4,370	125
Thomas Properties (1)	4,900	23
		1,599
Thrifts & Mortgage Finance 0.9%		
Astoria Financial (1)	11,221	111
Bank Mutual	9,961	40
BankUnited (1)	6,600	165
Brookline Bancorp	12,729	119
Camco Financial (1)(2)	4,900	14
Capitol Federal Financial (1)	28,944	343
Clifton Savings Bancorp (1)	9,400	98
Dime Community Bancshares (1)	9,200	134
Federal Agricultural Mortgage (1)	5,500	125
First Federal Bancshares of Arkansas (1)(2)	11,260	77
First Financial Holdings (1)	7,250	80
Flushing Financial (1)	8,625	116
Indiana Community Bancorp (1)	1,700	40
Kearny Financial (1)	11,600	113
MGIC Investment (1)(2)	24,700	122
NASB Financial (2)	2,356	36
New Hampshire Thrift	2,980	37
New York Community Bancorp (1)	48,737	678
Northwest Bancshares (1)	20,579	261

OceanFirst Financial	7,350	105
Ocwen Financial (1)(2)	15,730	246
Provident Financial Services (1)	9,118	132
Provident New York Bancorp (1)	7,302	62
Radian (1)	21,758	95
Riverview Bancorp (1)(2)	13,800	31
TFS Financial (2)	14,100	134
Trustco Bank (1)	12,750	73
Washington Federal	14,368	242
WSFS Financial	1,950	80
		3,909
Total Financials		77,770

HEALTH CARE 10.7%

Biotechnology 3.4%

Acorda Therapeutics (2)	7,400	196
Alexion Pharmaceuticals (2)	26,400	2,452
Alkermes (1)(2)	17,000	315
Alnylam Pharmaceuticals (1)(2)	9,900	110
AMAG Pharmaceuticals (2)	5,600	89
Amylin Pharmaceuticals (1)(2)	21,400	534
ARCA Biopharma (2)	27,965	25
Arena Pharmaceuticals (1)(2)	53,000	163
Ariad Pharmaceuticals (1)(2)	21,500	343
ArQule (1)(2)	14,800	104
Array BioPharma (1)(2)	31,700	108
AVI BioPharma (1)(2)	62,100	96
BioCryst Pharmaceuticals (1)(2)	14,100	68
BioMarin Pharmaceutical (1)(2)	16,090	551
Cepheid (1)(2)	9,100	381
Clinical Data (1)(2)	203	—
Codexis (1)(2)	12,000	44
Cubist Pharmaceuticals (1)(2)	10,900	471

Cytokinetics (2)	28,200	32
Dendreon (1)(2)	19,460	207
Dyax (1)(2)	55,500	87
Dynavax Technologies (1)(2)	39,800	201
Exelixis (1)(2)	20,890	108
Forest Laboratories (2)	2,488	2
Geron (1)(2)	34,550	58
Halozyme Therapeutics (1)(2)	12,100	154
Human Genome Sciences (1)(2)	26,300	217
Idenix Pharmaceuticals (1)(2)	7,500	73
Incyte (1)(2)	26,860	518
InterMune (1)(2)	7,500	110
Ironwood Pharmaceuticals (1)(2)	14,300	190
Isis Pharmaceuticals (1)(2)	18,880	166
Keryx Biopharmaceuticals (1)(2)	13,700	68
Lexicon Pharmaceuticals (1)(2)	94,500	176
Ligand Pharmaceuticals, Class B (1)(2)	7,086	113
Mannkind (1)(2)	25,000	62
Medivation (2)	5,000	374
Momenta Pharmaceuticals (1)(2)	7,300	112
Myriad Genetics (2)	9,680	229
Neurocrine Biosciences (2)	14,800	118
Novavax (1)(2)	44,500	56
ONYX Pharmaceuticals (1)(2)	9,850	371
Pharmacyclics (1)(2)	9,200	255
Progenics Pharmaceuticals (1)(2)	12,200	121
Regeneron Pharmaceuticals (1)(2)	10,150	1,184
Rigel Pharmaceuticals (1)(2)	14,900	120
Sangamo BioSciences (1)(2)	14,800	73
Savient Pharmaceuticals (1)(2)	22,300	49
Seattle Genetics (1)(2)	15,020	306
Targacept (1)(2)	6,000	31
Theravance (1)(2)	11,400	222
United Therapeutics (1)(2)	7,900	372

Vanda Pharmaceuticals (1)(2)	11,600	56
Vertex Pharmaceuticals (2)	29,600	1,214
		13,855
Health Care Equipment & Supplies 2.4%		
Abaxis (1)(2)	4,500	131
ABIOMED (1)(2)	6,100	135
Accuray (1)(2)	13,200	93
Alere (1)(2)	10,860	282
Align Technology (1)(2)	10,730	296
Analogic	2,480	168
Angiodynamics (1)(2)	5,132	63
Biolase Technology (1)	16,757	45
Cerus (1)(2)	20,070	81
Conceptus (1)(2)	7,500	108
ConMed (1)	3,950	118
Cooper Companies	6,061	495
CryoLife (1)(2)	8,450	45
Cyberonics (1)(2)	4,700	179
Dexcom (1)(2)	12,700	132
Digirad (2)	36,700	77
Endologix (1)(2)	13,000	190
Exactech (1)(2)	1,700	27
Gen-Probe (2)	6,320	420
Greatbatch (2)	3,350	82
Haemonetics (2)	3,500	244
HeartWare International (1)(2)	1,600	105
Hill-Rom Holdings	7,750	259
Hologic (1)(2)	36,554	788
ICU Medical (1)(2)	2,300	113
IDEXX Laboratories (1)(2)	7,900	691
Insulet (1)(2)	7,800	149
Integra LifeSciences (1)(2)	2,800	97
Invacare (1)	4,700	78

Kensey Nash (1)	2,900	85
MAKO Surgical (1)(2)	4,500	190
Masimo (1)(2)	9,300	217
Meridian Bioscience (1)	5,475	106
Merit Medical Systems (2)	6,906	86
Neogen (1)(2)	3,800	148
NuVasive (1)(2)	6,900	116
OraSure Technologies (1)(2)	7,775	89
Palomar Medical Technologies (2)	4,900	46
Quidel (1)(2)	6,400	118
ResMed (1)(2)	19,400	600
RTI Biologics (1)(2)	25,800	95
Sirona Dental Systems (2)	5,500	283
Spectranetics (2)	9,200	96
Steris (1)	7,191	227
SurModics (1)(2)	4,750	73
Symmetry Medical (2)	11,400	81
Teleflex (1)	5,430	332
Theragenics (2)	37,300	69
Thoratec (2)	7,852	265
Volcano (1)(2)	9,500	269
West Pharmaceutical Services (1)	4,780	203
Wright Medical Group (1)(2)	7,500	145
Zoll Medical (2)	3,300	306
		9,936
Health Care Providers & Services 2.5%		
Air Methods (1)(2)	2,200	192
Amedisys (1)(2)	7,100	103
AMERIGROUP (1)(2)	6,180	416
AMN Healthcare Services (1)(2)	7,805	47
AmSurg, Class A (2)	3,800	106
Assisted Living Concepts, Class A (1)	4,160	69
Bioscrip (1)(2)	11,700	79

Brookdale Senior Living (2)	14,600	273
Capital Senior Living (1)(2)	9,400	87
CardioNet (1)(2)	10,100	31
Catalyst Health Solutions (2)	7,000	446
Centene (2)	8,400	411
Chemed (1)	2,400	150
Community Health Systems (2)	12,822	285
CorVel (2)	2,675	107
Cross Country Healthcare (1)(2)	6,280	31
Emeritus (1)(2)	5,200	92
Five Star Quality Care (1)(2)	20,500	70
Gentiva Health Services (2)	14,450	126
Hanger Orthopedic Group (2)	5,450	119
HCA Holdings	22,900	567
Health Management (2)	36,100	243
Health Net (2)	11,930	474
HealthSouth (2)	14,200	291
Henry Schein (2)	12,300	931
HMS Holdings (1)(2)	13,800	431
Kindred Healthcare (1)(2)	5,645	49
Landauer	1,600	85
LCA-Vision (1)(2)	18,350	115
LHC Group (2)	2,400	45
LifePoint Hospitals (1)(2)	7,130	281
Lincare Holdings (1)	12,632	327
Magellan Health Services (2)	4,200	205
MEDNAX (1)(2)	6,400	476
Molina Healthcare (2)	3,750	126
National Healthcare (1)	1,277	58
Omnicare (1)	13,116	467
Owens & Minor (1)	8,100	246
PDI (1)(2)	11,100	74
PharMerica (1)(2)	5,559	69
PSS World Medical (1)(2)	7,890	200

RadNet (1)(2)	25,700	82
Select Medical Holdings (1)(2)	13,200	102
Sun Healthcare (1)(2)	10,400	71
Sunrise Senior Living (1)(2)	10,100	64
Universal American (2)	7,040	76
Universal Health Services	13,194	553
VCA Antech (1)(2)	12,100	281
Wellcare Health Plans (2)	4,500	323
		10,552
Health Care Technology 0.4%		
Allscripts Healthcare Solutions (2)	25,600	425
athenahealth (1)(2)	6,300	467
Computer Programs & Systems	1,100	62
HealthStream (1)(2)	4,700	109
Merge Healthcare (1)(2)	19,600	114
Omnicell (1)(2)	4,720	72
Quality Systems (1)	6,400	280
		1,529
Life Sciences Tools & Services 1.0%		
Affymetrix (1)(2)	11,800	50
Bio-Rad Laboratories, Class A (2)	2,300	239
Bruker (2)	13,250	203
Cambrex (2)	14,110	99
Charles River Laboratories International (2)	7,500	271
CombiMatrix (1)(2)	11,100	17
Covance (1)(2)	9,112	434
Enzo Biochem (1)(2)	23,585	63
Furiex Pharmaceuticals (1)(2)	4,210	99
Harvard Bioscience (1)(2)	10,800	42
Illumina (1)(2)	16,900	889
Luminex (1)(2)	7,200	168
Mettler-Toledo International (2)	4,500	831

Parexel International (1)(2)	8,880	240
Techne	5,400	379
		4,024
Pharmaceuticals 1.0%		
Akorn (1)(2)	12,400	145
Alexza Pharmaceuticals (1)(2)	45,000	28
Auxilium Pharmaceuticals (2)	9,000	167
AVANIR Pharmaceuticals (1)(2)	34,100	117
Cornerstone Therapeutics (1)(2)	11,820	70
DURECT (1)(2)	68,900	55
Endo Pharmaceutical (2)	15,719	609
Impax Laboratories (1)(2)	9,900	243
Indevus Pharmaceuticals (1)(2)	20,500	—
Jazz Pharmaceuticals (2)	4,000	194
Medicines Company (2)	10,290	207
Medicis Pharmaceutical, Class A (1)	8,700	327
Nektar Therapeutics (1)(2)	23,000	182
Pain Therapeutics (1)(2)	12,700	46
Par Pharmaceutical (2)	5,794	224
Questcor Pharmaceuticals (1)(2)	9,400	354
Salix Pharmaceuticals (1)(2)	8,373	440
Santarus (1)(2)	12,000	70
ViroPharma (1)(2)	9,500	286
VIVUS (1)(2)	12,800	286
XenoPort (1)(2)	15,000	67
		4,117
Total Health Care		44,013
INDUSTRIALS & BUSINESS SERVICES 14.8%		
Aerospace & Defense 1.4%		
AAR (1)	7,300	133
Alliant Techsystems	3,600	180

American Science Engineering	1,900	127
BE Aerospace (2)	14,950	695
Ceradyne (1)	3,200	104
Cubic	2,700	128
Curtiss-Wright (1)	7,400	274
Ducommun (1)(2)	3,100	37
Esterline Technologies (2)	4,590	328
GenCorp (1)(2)	10,510	75
GeoEye (1)(2)	3,500	84
HEICO (1)	6,537	337
Hexcel (2)	15,500	372
Huntington Ingalls Industries (1)(2)	6,300	254
Innovative Solutions & Support (1)(2)	10,800	48
Moog, Class A (2)	6,730	289
National Presto (1)	1,100	83
Orbital Sciences (2)	10,070	132
Spirit Aerosystems Holdings, Class A (1)(2)	16,800	411
Sypris Solutions	14,000	57
Taser International (1)(2)	18,860	82
Teledyne Technologies (2)	5,200	328
Transdigm Group (2)	5,900	683
Triumph Group	6,800	426
		5,667
Air Freight & Logistics 0.2%		
Forward Air (1)	4,885	179
Hub Group, Class A (2)	6,800	245
Pacer International (1)(2)	13,080	83
Park Ohio Holdings (1)(2)	3,300	66
UTi Worldwide	19,800	341
		914
Airlines 0.7%		
Alaska Air Group (1)(2)	10,300	369

Allegiant Travel (1)(2)	2,400	131
Delta Air Lines (2)	113,950	1,129
JetBlue Airways (1)(2)	27,600	135
SkyWest (1)	11,530	128
United Continental (1)(2)	45,826	985
US Airways Group (1)(2)	18,956	144
		3,021
Building Products 0.6%		
A.O. Smith	5,640	254
AAON (1)	4,907	99
American Woodmark (1)	2,480	45
Apogee Enterprises (1)	5,500	71
Armstrong Worldwide Industries (1)	3,100	151
Fortune Brands Home & Security (2)	16,100	355
Gibraltar Industries (2)	4,225	64
Griffon	7,500	80
Lennox International (1)	7,390	298
NCI Building Systems (1)(2)	4,509	52
Owens Corning (1)(2)	15,100	544
Quanex Building Products (1)	7,740	136
Simpson Manufacturing (1)	4,900	158
Trex (1)(2)	2,000	64
Universal Forest Products (1)	1,990	69
USG (1)(2)	11,150	192
		2,632
Commercial Services & Supplies 1.8%		
A. T. Cross, Class A (1)(2)	7,500	90
ABM Industries (1)	6,750	164
Acco Brands (2)	9,500	118
American Reprographics (1)(2)	6,000	32
Asta Funding	5,500	45
Brinks Company	6,949	166

Casella Waste Systems, Class A (1)(2)	8,075	50
Cenveo (1)(2)	17,200	58
Clean Harbors (2)	8,400	566
Consolidated Graphics (1)(2)	1,100	50
Copart (2)	15,600	407
Corrections Corporation of America (2)	13,700	374
Courier	2,400	28
Covanta Holding (1)	17,704	287
Deluxe (1)	5,528	129
Ecology & Environment, Class A (1)	205	3
Encore Capital (2)	4,200	95
EnerNOC (2)	9,300	67
Ennis Business Forms (1)	4,757	75
Fuel Tech (1)(2)	4,900	27
G & K Services, Class A (1)	3,070	105
GEO (1)(2)	8,430	160
Healthcare Services (1)	10,650	227
Herman Miller	6,850	157
HNI Corporation (1)	7,080	197
IHS (2)	7,100	665
Innerworkings (1)(2)	8,800	103
Interface, Class A (1)	8,600	120
Kimball International, Class B (1)	6,690	46
Knoll (1)	10,000	166
McGrath RentCorp (1)	4,000	128
Mine Safety Appliances (1)	4,900	201
Mobile Mini (1)(2)	6,200	131
Multi-Color (1)	9,512	214
Portfolio Recovery Associates (1)(2)	2,850	204
Quad/Graphics (1)	7,100	99
Rollins	8,167	174
Steelcase, Class A (1)	12,059	116
Sykes Enterprises (2)	7,640	121
Tetra Tech (1)(2)	8,850	233

TRC (1)(2)	14,500	89
UniFirst	2,100	129
United Stationers (1)	6,346	197
Viad (1)	2,677	52
Waste Connections (1)	20,287	660
		7,525
Construction & Engineering 1.0%		
Aecom Technology (2)	16,400	367
Aegion (1)(2)	5,450	97
Chicago Bridge & Iron, ADR	14,200	613
Dycom Industries (2)	5,763	135
EMCOR Group	9,360	259
Foster Wheeler (2)	14,700	335
Furmanite (1)(2)	8,700	56
Granite Construction (1)	4,300	124
KBR	21,200	754
Layne Christensen (2)	4,200	93
Mastec (1)(2)	9,950	180
Michael Baker (1)(2)	2,200	52
MYR Group (2)	3,900	70
Northwest Pipe (2)	3,600	76
Pike Electric (1)(2)	4,200	35
Shaw Group (2)	10,050	319
Sterling Construction (2)	6,300	61
Tutor Perini (1)(2)	4,900	76
URS Corporation	9,400	400
		4,102
Electrical Equipment 1.5%		
A123 Systems (1)(2)	32,800	37
Acuity Brands (1)	5,250	330
American Superconductor (1)(2)	37,800	156
AMETEK	21,200	1,029

Babcock & Wilcox (2)	15,975	411
Belden	7,863	298
Brady, Class A (1)	7,600	246
Encore Wire (1)	3,175	94
EnerSys (2)	7,100	246
Franklin Electric	3,700	182
FuelCell Energy (1)(2)	52,450	82
General Cable (1)(2)	9,100	265
GrafTech International (1)(2)	18,350	219
Hubbell, Class B	10,033	788
II-VI (1)(2)	9,000	213
LSI Industries	3,425	25
Polypore International (1)(2)	5,500	193
Powell Industries (1)(2)	1,600	55
Regal-Beloit	5,200	341
Sensata Technologies Holding (1)(2)	10,400	348
Thomas & Betts (2)	6,676	480
Vicor	4,100	33
		6,071
Industrial Conglomerates 0.2%		
Carlisle Companies	7,820	390
McDermott International (2)	34,750	445
Seaboard (2)	49	96
		931
Machinery 3.9%		
Actuant, Class A (1)	9,820	285
AGCO (2)	12,550	592
Albany International (1)	5,303	122
Astec Industries (2)	2,700	99
Barnes Group (1)	6,200	163
Blount International (1)(2)	7,877	131
Briggs & Stratton (1)	7,000	126

Cascade	1,650	83
Chart Industries (2)	4,900	359
Clarcor	6,940	341
Colfax (2)	4,300	152
Commercial Vehicle Group (2)	6,700	82
Crane	6,441	312
Donaldson (1)	19,942	713
Dynamic Materials (1)	5,500	116
EnPro Industries (1)(2)	4,050	166
ESCO Technologies	3,640	134
Federal Signal (1)(2)	7,000	39
Freightcar America (1)	1,900	43
Gardner Denver	7,600	479
Graco	8,275	439
Graham (1)	4,250	93
Greenbrier Companies (2)	6,400	127
Harsco	12,360	290
Hurco Companies (2)	2,900	82
IDEX	11,255	474
John Bean Technologies (1)	8,472	137
Kaydon (1)	3,870	99
Kennametal (1)	10,700	476
Lincoln Electric Holdings	10,280	466
Lindsay (1)	3,050	202
Manitowoc (1)	20,300	281
Meritor (1)(2)	17,255	139
Met-Pro	9,269	98
Middleby (2)	2,931	297
Mueller Industries	7,700	350
Mueller Water Products	23,043	77
NACCO Industries (1)	500	58
Navistar (2)	10,200	413
NN (1)(2)	7,400	60
Nordson (1)	9,520	519

Oshkosh (2)	13,200	306
Pentair (1)	11,660	555
RBC Bearings (1)(2)	5,300	244
Robbins & Myers	6,500	338
Sauer-Danfoss	2,850	134
SPX	6,805	528
Tennant (1)	4,100	180
Terex (1)(2)	18,500	416
Timken	11,400	578
Titan International (1)	7,250	171
Toro	4,480	319
Trinity Industries	11,279	372
Twin Disc (1)	4,600	120
Valmont Industries	3,100	364
WABCO Holdings (2)	9,200	556
Wabtec	6,330	477
Watts Water Technologies, Class A (1)	3,950	161
Woodward (1)	8,100	347
		15,880
Marine 0.3%		
Alexander & Baldwin (1)	5,550	269
Eagle Bulk Shipping (1)(2)	33,100	64
Genco Shipping & Trading (1)(2)	10,000	63
Kirby (1)(2)	7,900	520
Overseas Shipholding Group (1)	6,640	84
		1,000
Professional Services 1.2%		
Acacia Research (1)(2)	5,800	242
Advisory Board (1)(2)	3,240	287
CBIZ (1)(2)	11,650	74
CDI (1)	3,800	68
Corporate Executive Board	4,800	206

CoStar Group (1)(2)	3,340	231
CRA International (1)(2)	2,450	62
Franklin Covey (2)	5,100	48
FTI Consulting (1)(2)	6,095	229
Heidrick & Struggles International (1)	2,758	61
Huron Consulting Group (1)(2)	5,300	199
Insperity	4,950	152
Kelly Services, Class A (1)	3,732	60
Kforce (2)	4,556	68
Korn/Ferry (2)	5,900	99
ManpowerGroup	15,042	712
Mastech Holdings (2)	6,133	37
Navigant Consulting (2)	8,200	114
Nielsen Holdings NV (2)	9,200	277
On Assignment (2)	7,850	137
Resources Connection (1)	8,800	124
Towers Watson	7,450	492
TrueBlue (1)(2)	7,800	139
Verisk Analytics, Class A (1)(2)	17,500	822
		4,940
Road & Rail 1.3%		
AMERCO	1,400	148
Arkansas Best	5,410	102
Avis Budget Group (1)(2)	16,400	232
Con-Way	8,600	280
Dollar Thrifty Automotive Group (2)	4,540	367
Genesee & Wyoming, Class A (2)	5,718	312
Heartland Express (1)	8,923	129
Hertz Global Holdings (1)(2)	39,100	588
J.B. Hunt Transport Services	12,552	682
Kansas City Southern Industries (2)	14,500	1,040
Knight Transportation (1)	7,292	129
Landstar System (1)	7,400	427

Old Dominion Freight Line (1)(2)	7,818	373
Patriot Transportation Holdings (1)(2)	2,100	49
Quality Distribution (2)	4,700	65
RailAmerica (1)(2)	5,600	120
Saia (2)	5,200	88
USA Truck (1)(2)	5,500	43
Werner Enterprises	5,753	143
		5,317
Trading Companies & Distributors 0.7%		
Applied Industrial Technologies (1)	5,062	208
Beacon Roofing Supply (1)(2)	8,200	211
GATX (1)	5,950	240
H&E Equipment Services (2)	3,600	68
Interline Brands (2)	5,100	110
Kaman (1)	4,961	168
Lawson Products (1)	2,300	35
MSC Industrial Direct	5,800	483
RSC Holdings (1)(2)	8,400	190
Rush Enterprises, Class A (1)(2)	5,800	123
United Rentals (1)(2)	9,343	401
Watsco (1)	3,500	259
WESCO International (1)(2)	5,551	363
		2,859
Total Industrials & Business Services		60,859
INFORMATION TECHNOLOGY 14.5%		
Communications Equipment 1.4%		
Acme Packet (1)(2)	7,700	212
ADTRAN (1)	6,873	214
Anaren (1)(2)	4,700	86
Arris Group (1)(2)	15,253	172
Aruba Networks (1)(2)	20,200	450

Aviat Networks (2)	30,626	86
Aware (1)(2)	6,500	25
Black Box (1)	3,070	78
Brocade Communications Systems (1)(2)	59,439	342
CalAmp (1)(2)	18,700	91
Ciena (1)(2)	17,400	282
Comtech Telecommunications (1)	3,760	123
Digi International (1)(2)	6,460	71
Echostar (1)(2)	5,344	150
Emulex (1)(2)	12,540	130
Finisar (1)(2)	11,325	228
Harmonic (1)(2)	17,354	95
InterDigital (1)	6,360	222
Ixia (1)(2)	12,000	150
KVH Industries (1)(2)	7,400	78
Netgear (2)	5,200	199
Oplink Communications (2)	4,500	77
PC-Tel (1)	8,300	55
Plantronics (1)	7,150	288
Polycom (2)	23,300	444
Riverbed Technology (1)(2)	20,900	587
Sonus Networks (1)(2)	42,300	123
Symmetricom (1)(2)	16,400	95
Tellabs	25,000	101
ViaSat (1)(2)	5,700	275
		5,529
Computers & Peripherals 0.6%		
3-D Systems (1)(2)	11,600	273
Avid Technology (1)(2)	7,826	86
Cray (2)	12,877	94
Datalink (2)	6,500	62
Diebold (1)	8,690	335
Electronics for Imaging (1)(2)	7,700	128

Hutchinson Technology (1)(2)	18,320	40
Immersion (2)	10,300	56
Intermec (1)(2)	8,310	64
Intevac (1)(2)	7,900	67
NCR (2)	21,000	456
Novatel (1)(2)	12,150	41
QLogic (1)(2)	15,900	282
Quantum (1)(2)	41,240	108
Rimage (1)	4,700	47
Silicon Graphics International (1)(2)	9,500	92
STEC (1)(2)	7,100	67
Synaptics (1)(2)	6,675	244
Video Display (2)	8,180	45
		2,587
Electronic Equipment, Instruments & Components 2.2%		
Agilysys (1)(2)	7,052	63
Anixter International (1)(2)	4,000	290
Arrow Electronics (2)	14,175	595
Avnet (2)	20,050	730
AVX (1)	4,202	56
Benchmark Electronics (1)(2)	7,900	130
Brightpoint (2)	12,279	99
Checkpoint Systems (1)(2)	6,560	74
Cognex (1)	6,050	256
CTS (1)	5,250	55
Daktronics (1)	7,600	68
Dolby Laboratories, Class A (2)	6,640	253
DTS (1)(2)	2,300	69
Echelon (1)(2)	7,800	35
Electro Rent (1)	5,700	105
Electro Scientific Industries	5,700	86
FARO Technologies (1)(2)	2,900	169
FEI (2)	7,350	361

Gerber Scientific (1)(2)	5,300	—
I.D. Systems (2)	4,500	27
Ingram Micro, Class A (1)(2)	18,162	337
Insight Enterprises (2)	6,650	146
IPG Photonics (1)(2)	3,400	177
Itron (2)	5,600	254
LeCroy (2)	4,800	50
Littelfuse (1)	2,900	182
Lo-Jack (2)	10,300	41
Maxwell Technologies (1)(2)	5,400	99
Measurement Specialties (1)(2)	4,400	148
Methode Electronics (1)	7,750	72
MTS Systems (1)	2,650	141
National Instruments	13,325	380
Newport (2)	4,050	72
OSI Systems (1)(2)	3,738	229
Park Electrochemical (1)	3,100	94
PC Connection	5,800	48
Planar Systems (1)(2)	24,500	58
Plexus (1)(2)	5,560	194
Power-One (1)(2)	19,600	89
Pulse Electronics (1)	10,350	26
RadiSys (2)	6,900	51
Research Frontiers (2)	13,000	46
Rofin-Sinar Technology (1)(2)	4,400	116
Rogers (2)	2,250	87
Sanmina-SCI (1)(2)	11,700	134
ScanSource (2)	4,500	168
Sigmatron International (2)	1,300	5
Sunpower (2)	5,628	36
Tech Data (1)(2)	5,980	324
Trimble Navigation (1)(2)	18,712	1,018
TTM Technologies (1)(2)	7,950	91
Universal Display (1)(2)	5,600	205

Vishay Intertechnology (1)(2)	21,278	259
Vishay Precision (1)(2)	2,983	44
X-Rite (2)	7,400	34
Zygo (1)(2)	6,720	131
		9,107
Internet Software & Services 1.4%		
AOL (1)(2)	14,800	281
Comscore (1)(2)	6,600	141
Constant Contact (1)(2)	5,300	158
Digital River (2)	5,650	106
Earthlink (1)	26,240	210
Equinix (1)(2)	6,660	1,049
IAC/InterActiveCorp (1)	10,200	501
InfoSpace.com (1)(2)	6,050	77
Internap Network Services (1)(2)	9,800	72
j2 Global (1)	6,100	175
Keynote Systems (1)	6,673	132
LinkedIn (2)	2,700	275
LoopNet (2)	7,100	133
Marchex, Class B (1)	6,300	28
Monster Worldwide (1)(2)	20,200	197
Move (2)	9,064	88
OpenTable (1)(2)	6,900	279
Openwave Systems (1)(2)	31,500	71
Perficient (1)(2)	7,500	90
Rackspace Hosting (2)	14,700	850
RealNetworks	7,250	72
Reis (2)	8,100	72
Saba Software (2)	13,487	132
support.com (2)	16,200	51
Travelzoo (1)(2)	1,700	39
United Online (1)	25,275	124
ValueClick (1)(2)	12,391	245

WebMD Health (2)	8,656	221
XO Group (2)	2,300	22
		5,891
IT Services 1.8%		
Acxiom (2)	10,300	151
Alliance Data Systems (1)(2)	7,600	957
Broadridge Financial Solutions	15,700	375
CACI International, Class A (1)(2)	3,900	243
CIBER (1)(2)	8,240	35
Convergys (1)(2)	16,600	222
CoreLogic (2)	13,430	219
CSG Systems International (1)(2)	5,700	86
DST Systems	5,363	291
Edgewater Technology (1)(2)	6,667	26
Euronet Worldwide (1)(2)	8,750	183
Forrester Research	2,300	75
Gartner (1)(2)	12,650	539
Global Cash Access (1)(2)	11,400	89
Global Payments	12,212	551
Heartland Payment Systems	6,100	176
iGate (1)(2)	6,300	106
Jack Henry & Associates (1)	11,250	384
Kratos Defense & Security Solutions (1)(2)	5,919	32
Lender Processing Services (1)	10,700	278
Man Tech International, Class A (1)	3,200	110
Maximus	4,800	195
MoneyGram International (2)	3,388	61
Neustar, Class A (1)(2)	9,600	358
PRGX Global (2)	12,100	76
Sapient (1)	19,950	248
Startek (1)(2)	1,700	4
Syntel (1)	2,810	157
TeleTech Holdings (1)(2)	3,490	56

TNS (1)(2)	4,900	106
Unisys (1)(2)	5,200	103
VeriFone Systems (1)(2)	13,484	699
Wright Express (1)(2)	5,500	356
		7,547
Office Electronics 0.1%		
Zebra Technologies (2)	7,625	314
		314
Semiconductor & Semiconductor Equipment 2.9%		
Advanced Energy Industries (1)(2)	7,650	100
Amkor Technology (1)(2)	14,120	87
Amtech Systems (1)(2)	8,300	69
ANADIGICS (1)(2)	21,695	51
Applied Micro Circuits (1)(2)	8,300	58
Atmel (1)(2)	73,600	726
Axcelis Technologies (1)(2)	15,830	27
Brooks Automation (1)	10,416	128
BTU International (1)(2)	8,300	26
Cabot Microelectronics (1)	2,282	89
Cavium (1)(2)	9,400	291
Cirrus Logic (1)(2)	8,140	194
Cohu	4,000	45
Cree (1)(2)	15,300	484
Cymer (1)(2)	3,300	165
Cypress Semiconductor (1)	20,150	315
Diodes (1)(2)	6,850	159
DSP Group (2)	9,490	63
Entegris (1)(2)	20,477	191
Entropic Communications (1)(2)	14,500	84
Exar (2)	11,850	99
Fairchild Semiconductor, Class A (1)(2)	21,610	318
FSI International (1)(2)	18,700	91

GT Advanced Technologies (1)(2)	19,100	158
Hittite Microwave (1)(2)	3,800	206
Integrated Device Technology (1)(2)	16,159	115
Integrated Silicon Solution (2)	8,244	92
International Rectifier (2)	8,220	190
Intersil Holding, Class A	29,676	332
IXYS (1)(2)	7,800	103
Kopin (1)(2)	34,900	142
Kulicke & Soffa (1)(2)	11,660	145
Lam Research (1)(2)	18,020	804
LTX Credence (1)(2)	9,950	72
Mattson Technology (1)(2)	27,043	75
Maxim Integrated Products	35,600	1,018
Microsemi (2)	10,800	232
Mindspeed Technologies (1)(2)	6,090	39
MIPS Technologies (1)(2)	10,400	57
MKS Instruments	7,200	213
MoSys (1)(2)	12,100	48
Nanometrics (1)(2)	5,200	96
Omnivision Technologies (1)(2)	6,730	135
ON Semiconductor (2)	69,460	626
PDF Solutions (1)(2)	4,601	39
Pericom Semiconductor (2)	8,000	65
Photronics (1)(2)	22,660	151
PLX Technology (1)(2)	6,000	24
PMC-Sierra (1)(2)	33,800	244
Rambus (2)	14,730	95
RF Micro Devices (1)(2)	34,739	173
Rubicon Technology (1)(2)	3,700	39
Rudolph Technologies (1)(2)	10,000	111
Semtech (1)(2)	7,500	213
Sigma Designs (1)(2)	5,600	29
Silicon Image (2)	12,100	71
Silicon Laboratories (1)(2)	6,750	290

Skyworks Solutions (2)	22,616	625
Standard Microsystems (2)	5,000	129
Supertex (2)	9,700	175
Tessera Technologies (2)	8,560	148
TranSwitch (2)	10,328	27
TriQuint Semiconductor (1)(2)	19,400	134
Ultratech (2)	4,000	116
Veeco (1)(2)	5,029	144
		11,800
Software 4.1%		
Accelrys (1)(2)	21,660	173
ACI Worldwide (2)	6,400	258
Activision Blizzard (1)	57,166	733
Actuate (2)	13,400	84
Advent Software (1)(2)	5,600	143
Ansys (2)	12,831	834
Ariba (1)(2)	14,515	475
Blackbaud (1)	7,300	243
Bottomline Technologies (1)(2)	7,900	221
BroadSoft (2)	4,300	165
Cadence Design Systems (1)(2)	41,117	487
Commvault Systems (2)	7,500	372
Concur Technologies (1)(2)	7,500	430
Epiq Systems (1)	10,400	126
FactSet Research Systems (1)	6,000	594
Fair Isaac (1)	4,585	201
FalconStor Software (1)(2)	7,800	29
Fortinet (2)	15,600	431
Informatica (1)(2)	16,150	854
Interactive Intelligence (1)(2)	3,954	121
JDA Software Group (2)	8,300	228
Kenexa (1)(2)	4,300	134
Manhattan Associates (1)(2)	3,160	150

Websense (2)	7,900	167
		16,901
Total Information Technology		59,676
MATERIALS 5.9%		
Chemicals 3.0%		
A. Schulman (1)	5,513	149
Albemarle	12,500	799
American Vanguard (1)	12,366	268
Ashland	10,500	641
Cabot	8,950	382
Calgon Carbon (1)(2)	9,800	153
Celanese, Class A	21,021	971
Chase	7,850	124
Cytec Industries	6,860	417
Ferro (1)(2)	16,660	99
Flotek Industries (1)(2)	14,300	172
Georgia Gulf (1)(2)	5,600	195
H.B. Fuller (1)	7,540	248
Huntsman	23,100	324
Intrepid Potash (1)(2)	7,500	183
Koppers	3,900	150
Kraton Performance Polymers (2)	5,900	157
Lyondellbasell Industries, Class A	44,400	1,938
Minerals Technologies (1)	2,955	193
NewMarket (1)	1,500	281
Olin (1)	12,190	265
OM Group (1)(2)	4,950	136
OMNOVA Solutions (1)(2)	14,900	101
PolyOne	12,930	186
Rockwood Holdings (1)(2)	10,700	558
RPM	17,800	466
Scotts Miracle Gro (1)	5,600	303

Senomyx (1)(2)	13,200	36
Sensient Technologies (1)	7,380	280
Solutia	18,800	525
Spartech (2)	6,740	33
Stepan	1,500	132
Tredegar (1)	3,600	71
Valspar	11,300	546
W. R. Grace (2)	10,500	607
Westlake Chemical (1)	2,521	163
Zep	4,775	69
Zoltek (2)	6,200	70
		12,391
Construction Materials 0.2%		
Eagle Materials	5,870	204
Headwaters (1)(2)	16,800	70
Martin Marietta Materials (1)	5,900	505
Texas Industries (1)	3,480	122
		901
Containers & Packaging 0.8%		
AptarGroup	9,360	513
Crown Cork & Seal (2)	18,650	687
Graphic Packaging Holding (2)	15,613	86
Greif Brothers (1)	4,000	224
Myers Industries	5,315	78
Packaging Corporation of America	10,755	318
Rock-Tenn, Class A	9,090	614
Silgan Holdings	6,520	288
Sonoco Products (1)	10,887	362
		3,170
Metals & Mining 1.4%		
Allied Nevada Gold (1)(2)	12,600	410
AMCOL International (1)	4,650	137

Carpenter Technology	7,100	371
Century Aluminum (1)(2)	10,343	92
Coeur d'Alene Mines (2)	12,400	294
Commercial Metals	17,100	253
Compass Minerals (1)	4,800	344
General Moly (1)(2)	35,000	117
Haynes International (1)	3,000	190
Hecla Mining (1)	47,650	220
Horsehead Holding (1)(2)	7,200	82
Kaiser Aluminum (1)	2,200	104
Materion (1)(2)	3,700	106
McEwen Mining (1)(2)	25,800	115
Molycorp (1)(2)	8,700	294
Reliance Steel & Aluminum	9,700	548
Royal Gold (1)	8,650	564
RTI International Metals (1)(2)	4,800	111
Schnitzer Steel, Class A (1)	3,775	151
Steel Dynamics	29,228	425
Stillwater Mining (1)(2)	15,916	201
Synalloy	5,200	68
Universal Stainless & Alloy Products (1)(2)	2,400	103
Walter Energy	8,300	492
Worthington Industries	8,563	164
		5,956
Paper & Forest Products 0.5%		
AbitibiBowater (1)(2)	12,500	178
Buckeye Technologies	5,900	200
Clearwater Paper (2)	4,988	166
Deltic Timber (1)	1,700	108
Domtar	5,908	563
Glatfelter (1)	7,100	112
Kapstone Paper & Packaging (1)(2)	6,900	136
Louisiana Pacific (1)(2)	25,200	236

Schweitzer-Mauduit International (1)	2,730	189
Wausau Paper	3,000	28
		1,916
Total Materials		24,334

TELECOMMUNICATION SERVICES 1.0%

Diversified Telecommunication Services 0.6%

Abovenet (2)	3,100	257
Alaska Communications Systems Group (1)	24,900	77
CBeyond (1)(2)	5,900	47
Cincinnati Bell (1)(2)	30,600	123
Cogent Communications Group (1)(2)	9,500	181
Consolidated Communications (1)	3,604	71
General Communication, Class A (2)	9,670	84
Hickory Technology (1)	8,500	88
IDT, Class B	2,442	23
Level 3 Communications (2)	22,167	570
Lumos Networks	2,600	28
Premiere Global Services (1)(2)	13,100	118
SureWest Communications (1)	5,050	114
TW Telecom (1)(2)	19,910	441
Warwick Valley Telephone (1)	10,597	158
		2,380

Wireless Telecommunication Services 0.4%

Clearwire (1)(2)	61,600	141
Leap Wireless International (1)(2)	8,100	71
NII Holdings, Class B (2)	22,234	407
nTelos	2,600	54
Price Communications, EC (2)	3,500	—
SBA Communications (1)(2)	16,200	823
Shenandoah Telecomm	5,500	61
Telephone & Data Systems (1)	6,185	143

U.S. Cellular (1)(2)	1,793	73
		1,773
Total Telecommunication Services		4,153
TRUSTS & MUTUAL FUNDS 0.0%		
Trusts & Mutual Funds 0.0%		
BlackRock Kelso Capital (1)	12,500	123
Total Trusts & Mutual Funds		123
UTILITIES 3.6%		
Electric Utilities 1.1%		
ALLETE (1)	5,082	211
Cleco (1)	9,100	361
El Paso Electric (1)	5,300	172
Empire District Electric	5,760	117
Great Plains Energy	16,833	341
Hawaiian Electric Industries (1)	10,900	276
IdaCorp (1)	6,510	268
ITC Holdings (1)	7,400	569
MGE Energy	3,900	173
NV Energy	32,000	516
Otter Tail (1)	7,250	157
PNM Resources	12,219	224
Portland General Electric (1)	10,200	255
UniSource Energy (1)	4,350	159
United Illuminating (1)	8,133	283
Unitil	4,100	110
Westar Energy	13,350	373
		4,565
Gas Utilities 0.9%		
Atmos Energy	10,260	323

Chesapeake Utilities (1)	5,467	225
Laclede Gas (1)	4,310	168
National Fuel Gas Company (1)	13,230	637
New Jersey Resources (1)	4,875	217
Northwest Natural Gas (1)	3,490	158
Piedmont Natural Gas (1)	10,200	317
Questar	23,800	458
RGC Resources	8,486	156
South Jersey Industries (1)	4,520	226
Southwest Gas	5,380	230
UGI (1)	13,760	375
Washington Gas Light (1)	6,500	265
		3,755
Independent Power Producers & Energy Traders 0.3%		
Calpine (2)	54,900	945
Genie Energy, Class B (1)	5,242	51
GenOn Energy (1)(2)	124,995	260
Ormat Technologies	3,700	74
		1,330
Multi-Utilities 0.9%		
Alliant Energy (1)	13,848	600
Avista (1)	6,390	163
Black Hills (1)	5,540	186
CH Energy Group (1)	2,050	137
MDU Resources Group (1)	22,791	510
Northwestern	4,600	163
NSTAR (1)	12,774	621
OGE Energy	13,550	725
Vectren	12,449	362
		3,467
Water Utilities 0.4%		
American States Water Company (1)	5,100	184

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Extended Equity Market Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index®, as represented by the S&P Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $0 for the three months ended March 31, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $71,437,000 and the value of loaned securities was $69,468,000, including securities sold but not yet settled, which are not reflected in the accompanying portfolio of investments.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $378,427,000. Net unrealized gain aggregated $103,928,000 at period-end, of which $131,915,000 related to appreciated investments and $27,987,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Total Equity Market Index Fund
Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

COMMON STOCKS 96.2%

CONSUMER DISCRETIONARY 11.5%

	Shares/$ Par	Value
Auto Components 0.4%		
American Axle & Manufacturing Holdings (1)	10,400	122
Borg-Warner (1)(2)	6,700	565
Cooper Tire	4,000	61
Gentex (2)	9,200	225
Goodyear Tire & Rubber (1)	16,100	181
Johnson Controls	24,500	796
Modine Manufacturing (1)	3,800	33
Standard Motor Products (2)	9,800	174
TRW (1)	6,200	288
Unique Mobility (1)(2)	35,700	53
		2,498
Automobiles 0.5%		
Ford Motor	149,161	1,863
General Motors (1)	24,900	639
Harley-Davidson	8,600	422
Thor Industries (2)	4,600	145
Winnebago (1)(2)	9,200	90
		3,159
Distributors 0.1%		
Genuine Parts	5,800	364
Pool	2,305	86
		450
Diversified Consumer Services 0.2%		
American Public Education (1)(2)	2,870	109
Ascent Capital Group (1)	955	45
Corinthian Colleges (1)	4,700	19
DeVry	1,600	54
H&R Block	8,800	145
ITT Educational Services (1)(2)	1,200	79

Learning Tree International (1)(2)	3,000	18
Matthews International, Class A (2)	2,200	70
Regis (2)	2,000	37
Service Corporation International	12,700	143
Sotheby's (2)	4,052	159
Stewart Enterprises, Class A (2)	12,600	77
Weight Watchers (2)	2,900	224
		1,179
Hotels, Restaurants & Leisure 2.1%		
Bob Evans Farms (2)	1,700	64
Boyd Gaming (1)(2)	4,000	31
Brinker (2)	4,825	133
Carnival	19,700	632
CEC Entertainment (2)	900	34
Chipotle Mexican Grill (1)	2,000	836
Choice Hotels International (2)	3,400	127
Cracker Barrel Old Country Store (2)	1,400	78
Darden Restaurants (2)	5,300	271
Gaylord Entertainment (1)(2)	2,800	86
International Game Technology	11,900	200
International Speedway, Class A	1,600	44
Interval Leisure (2)	3,204	56
Jack In the Box (1)(2)	2,100	50
Krispy Kreme (1)(2)	10,600	77
Las Vegas Sands	17,600	1,013
Marriott, Class A	9,336	353
Marriott Vacations Worldwide (1)	933	27
McDonald's	38,800	3,806
MGM Resorts International (1)	11,243	153
MTR Gaming Group (1)(2)	5,600	28
Multimedia Games Holding Company (1)(2)	4,900	54
Panera Bread, Class A (1)	1,400	225
Papa John's International (1)(2)	200	8

PF Chang's China Bistro (2)	1,700	67
Pinnacle Entertainment (1)	900	10
Royal Caribbean Cruises (2)	7,100	209
Shuffle Master (1)	6,000	106
Sonic (1)	7,800	60
Speedway Motorsports (2)	1,600	30
Starbucks	28,600	1,599
Starwood Hotels & Resorts Worldwide	7,900	446
The Cheesecake Factory (1)(2)	3,700	109
Vail Resorts	3,600	156
Wendy's	33,375	167
WMS Industries (1)(2)	4,400	105
Wyndham Worldwide	8,930	415
Wynn Resorts	3,300	412
Yum! Brands	17,200	1,224
		13,501
Household Durables 0.5%		
American Greetings, Class A (2)	1,500	23
Beazer Homes USA (1)	2,400	8
Blyth	375	28
Cavco Industries (1)(2)	1,940	90
Ethan Allen Interiors (2)	400	10
Harman International	2,800	131
Hovnanian Enterprises (1)(2)	20,600	50
iRobot (1)	9,100	248
Jarden	3,895	157
KB Home (2)	3,200	28
Kid Brands (1)(2)	4,300	12
La-Z-Boy (1)(2)	3,500	52
Leggett & Platt (2)	5,900	136
Lennar, Class A	7,400	201
MDC Holdings	1,545	40
Meritage (1)(2)	1,500	41

Mohawk Industries (1)	1,831	122
Newell Rubbermaid	10,476	187
NVR (1)	180	131
Pulte Group (1)(2)	22,040	195
Ryland Group (2)	2,100	40
Standard Pacific (1)(2)	14,100	63
Stanley Furniture (1)(2)	7,200	34
Tempur-Pedic (1)	3,800	321
Toll Brothers (1)(2)	6,800	163
Tupperware Brands	2,800	178
Whirlpool	3,422	263
		2,952
Internet & Catalog Retail 0.9%		
Amazon.com (1)	14,200	2,876
Blue Nile (1)(2)	700	23
Expedia	3,862	129
HSN (2)	2,704	103
Liberty Interactive (1)	22,800	435
Netflix (1)	1,700	196
Nutri/System	3,600	40
PetMed Express (2)	2,100	26
priceline.com (1)	2,350	1,686
TripAdvisor (1)(2)	3,862	138
		5,652
Leisure Equipment & Products 0.2%		
Arctic Cat (1)(2)	3,800	163
Brunswick (2)	5,900	152
Hasbro	4,400	161
Mattel	11,400	384
Polaris Industries	3,200	231
		1,091

Media 3.0%

A.H. Belo, Class A (2)	2,480	12
AMC Networks, Class A (1)	5,600	250
Arbitron (2)	2,280	84
Belo, Class A (2)	3,900	28
Cablevision, Class A	9,200	135
CBS, Class B	30,529	1,035
Charter Communications, Class A (1)	2,900	184
Clear Channel Outdoor, Class A	5,100	41
Comcast, Class A	100,791	3,025
DIRECTV (1)	29,750	1,468
Discovery Communications, Class A (1)	10,500	531
Discovery Communications, Class C (1)	3,750	176
DISH Network	7,800	257
DreamWorks Animation, Class A (1)(2)	3,000	55
Entercom Communications (1)(2)	1,200	8
Gannett (2)	9,600	147
Gray Communications Systems (1)	10,300	19
Harte-Hanks (2)	2,000	18
Interpublic Group	21,251	242
John Wiley & Sons	1,000	48
Lamar Advertising (1)(2)	3,800	123
Liberty Global (1)	10,607	531
Liberty Media (1)	4,800	423
Live Nation Entertainment (1)(2)	7,186	68
Madison Square Garden (1)	2,600	89
McClatchy (1)(2)	416	1
McGraw-Hill	11,000	533
Meredith (2)	2,300	75
New York Times, Class A (1)(2)	5,900	40
News Corporation, Class A	83,584	1,646
Nexstar Broadcasting (1)(2)	9,200	76
Omnicom	11,400	577

Regal Entertainment Group, Class A (2)	5,000	68
Scholastic (2)	1,100	39
Scripps, Class A (1)	4,333	43
Scripps Networks Interactive	4,200	205
Time Warner	39,573	1,494
Time Warner Cable, Class A	12,204	995
Valassis Communications (1)(2)	3,600	83
Viacom, Class B	21,229	1,008
Walt Disney	68,353	2,992
Washington Post, Class B (2)	470	176
		19,048
Multiline Retail 0.6%		
Big Lots (1)	3,700	159
Dollar Tree (1)	4,500	425
Family Dollar Stores	5,000	317
Kohl's	10,900	545
Macy's	16,066	638
Nordstrom	7,100	396
Saks (1)(2)	4,375	51
Sears Holding (1)(2)	1,431	95
Target	26,000	1,515
Tuesday Morning (1)(2)	4,500	17
		4,158
Specialty Retail 2.2%		
Abercrombie & Fitch	3,516	174
Advance Auto Parts	2,850	252
American Eagle Outfitters	9,250	159
ANN (1)(2)	2,200	63
Ascena Retail Group (1)	1,625	72
Autonation (1)(2)	2,300	79
AutoZone (1)	1,500	558
Barnes & Noble (1)(2)	1,600	21

Bed Bath & Beyond (1)	8,900	585
Best Buy (2)	11,850	281
CarMax (1)	8,658	300
Charming Shoppes (1)	6,100	36
Chico's	9,500	143
Christopher & Banks	2,900	5
Collective Brands (1)(2)	1,906	38
Conns (1)	4,700	72
Cost Plus (1)(2)	12,300	220
Dick's Sporting Goods (2)	3,600	173
Foot Locker	5,600	174
GameStop (2)	6,670	146
GAP	15,850	414
Genesco (1)	2,200	158
Group One Automotive (2)	1,600	90
Hibbett Sports (1)(2)	2,362	129
Home Depot	57,550	2,895
Hot Topic (2)	3,950	40
Lowe's	48,700	1,528
Lumber Liquidators (1)	100	3
MarineMax (1)(2)	1,700	14
Men's Wearhouse (2)	2,400	93
O'Reilly Automotive (1)	5,300	484
Office Depot (1)	25,300	87
OfficeMax (1)(2)	6,622	38
Pep Boys	1,700	25
PetSmart	4,100	235
Pier 1 Imports (1)(2)	11,600	211
RadioShack (2)	5,700	35
Rent-A-Center (2)	2,800	106
Ross Stores	8,800	511
Sally Beauty Supply (1)	9,800	243
Select Comfort (1)(2)	3,350	109
Staples	27,075	438

CONSUMER STAPLES 8.9%

Beverages 2.1%

Beam	7,700	451
Brown-Forman, Class B	4,300	359
Coca-Cola	89,000	6,587
Coca-Cola Enterprises	13,300	381
Constellation Brands, Class A (1)	9,200	217
Dr Pepper Snapple	9,200	370
Molson Coors Brewing, Class B	7,100	321
Monster Beverage (1)	6,400	397
PepsiCo	61,180	4,059
		13,142

Food & Staples Retailing 1.8%

Costco Wholesale	17,100	1,553
CVS Caremark	49,688	2,226
Harris Teeter Supermarkets	1,400	56
Kroger	22,900	555
Rite Aid (1)(2)	99,200	172
Safeway (2)	12,800	259
SUPERVALU (2)	17,999	103
Sysco	19,400	579
The Pantry (1)	1,200	16
United Natural Foods (1)	3,700	173
Wal-Mart	66,200	4,051
Walgreen	32,400	1,085
Whole Foods Market	7,000	582
		11,410

Food Products 1.7%

Alico (2)	3,900	90
Archer-Daniels-Midland	22,872	724
Bunge Limited	6,200	424

Campbell Soup (2)	5,700	193
ConAgra	15,208	399
Corn Products International	3,300	190
Flowers Foods	6,622	135
General Mills	23,400	923
Green Mountain Coffee (1)(2)	7,300	342
H.J. Heinz	11,300	605
Hain Celestial Group (1)	3,200	140
Hershey Foods	5,600	344
Hormel Foods (2)	7,900	233
J.M. Smucker	5,216	424
Kellogg	10,000	536
Kraft Foods, Class A	68,876	2,618
Lancaster Colony	1,200	80
McCormick	5,500	299
Mead Johnson Nutrition, Class A	8,400	693
Sara Lee	21,000	452
Smithfield Foods (1)	8,400	185
Snyders-Lance (2)	2,700	70
Tootsie Roll Industries (2)	1,262	29
Treehouse Foods (1)(2)	2,175	130
Tyson Foods, Class A	13,754	264
		10,522
Household Products 1.7%		
Clorox	5,600	385
Colgate-Palmolive	18,900	1,848
Energizer (1)	2,600	193
Kimberly-Clark	15,500	1,145
Procter & Gamble	103,812	6,977
		10,548
Personal Products 0.1%		
Avon	15,100	292

Elizabeth Arden (1)(2)	3,600	126
Estee Lauder, Class A	10,200	632
		1,050
Tobacco 1.5%		
Alliance One International (1)(2)	14,200	54
Altria Group	74,300	2,294
Lorillard	5,900	764
Philip Morris International	66,900	5,928
Reynolds American	12,832	532
Universal (2)	800	37
Vector Group (2)	7,588	134
		9,743
Total Consumer Staples		56,415
ENERGY 10.1%		
Energy Equipment & Services 2.0%		
Atwood Oceanics (1)(2)	6,100	274
Baker Hughes	16,123	676
Bristow Group (2)	2,300	110
Cameron International (1)	10,800	571
CARBO Ceramics (2)	1,600	169
Diamond Offshore Drilling	3,900	260
Exterran Holdings (1)(2)	1,532	20
FMC Technologies (1)	10,948	552
Halliburton	36,200	1,201
Helix Energy Solutions Group (1)	9,310	166
Helmerich & Payne	4,800	259
Hercules Offshore (1)	15,348	73
ION Geophysical (1)(2)	17,100	110
Nabors Industries (1)	10,660	186
National Oilwell Varco	17,177	1,365
Newpark Resources (1)(2)	11,100	91

Noble	10,000	375
Oceaneering International	5,200	280
Oil States International (1)	3,000	234
OYO Geospace (1)	700	74
Parker Drilling (1)	11,500	69
Patterson-UTI Energy	7,200	124
Rowan (1)	5,400	178
Schlumberger	52,761	3,690
Superior Energy (1)	4,000	105
TETRA Technologies (1)(2)	4,550	43
Tidewater	1,600	86
Transocean	13,400	733
Unit (1)	2,700	115
Weatherford International (1)	34,500	521
		12,710
Oil, Gas & Consumable Fuels 8.1%		
Alpha Natural Resources (1)	8,873	135
Anadarko Petroleum	19,058	1,493
Apache	14,286	1,435
Arch Coal (2)	7,543	81
Bill Barrett (1)(2)	3,400	88
Cabot Oil & Gas	14,400	449
Callon Petroleum (1)	6,100	38
Chesapeake Energy	24,608	570
Chevron	76,533	8,207
Cimarex Energy (2)	4,244	320
Concho Resources (1)	6,900	704
ConocoPhillips	51,949	3,949
CONSOL Energy	8,600	293
Contango Oil & Gas (1)(2)	3,070	181
Crosstex Energy (2)	6,800	96
Denbury Resources (1)	15,977	291
Devon Energy	15,132	1,076

El Paso Corporation	28,744	849
EOG Resources	10,600	1,178
EQT	6,400	309
ExxonMobil	183,987	15,957
Fieldpoint Petroleum (1)(2)	33,600	152
Fieldpoint Petroleum, Warrants, 3/23/17 (1)	33,600	47
GMX Resources (1)(2)	10,500	13
Hess	11,700	690
HollyFrontier	11,528	371
Marathon Oil	27,808	882
Marathon Petroleum	15,104	655
Murphy Oil	7,400	416
Newfield Exploration (1)	5,900	205
Noble Energy	7,600	743
Occidental Petroleum	31,600	3,009
Peabody Energy	10,300	298
Petroleum Development (1)(2)	1,300	48
Pioneer Natural Resources	5,100	569
Plains Exploration & Production (1)	7,975	340
QEP Resources	9,300	284
Quicksilver Resources (1)(2)	11,000	56
Range Resources	6,800	395
Southwestern Energy (1)	17,470	535
Spectra Energy	23,026	727
Stone Energy (1)	5,900	169
Sunoco	5,500	210
Syntroleum (1)(2)	16,600	16
Tesoro Petroleum (1)	9,400	252
Ultra Petroleum (1)(2)	8,500	192
Valero Energy	19,214	495
Whiting Petroleum (1)	5,800	315
Williams Companies	24,285	748
World Fuel Services (2)	3,600	148

WPX Energy (1)	8,095	146
		50,825
Total Energy		63,535

FINANCIALS 15.2%

Capital Markets 2.0%

Ameriprise Financial	9,900	566
Apollo Investment	26,500	190
Ares Capital	24,030	393
Bank of New York Mellon	46,660	1,126
BGC Partners (2)	16,500	122
BlackRock	3,400	697
Charles Schwab	38,606	555
E*TRADE Financial (1)	18,000	197
Eaton Vance (2)	6,100	174
Franklin Resources	8,200	1,017
Goldman Sachs	19,860	2,470
Greenhill (2)	2,400	105
Invesco	24,000	640
Investment Technology Group (1)(2)	6,500	78
Janus Capital Group (2)	9,300	83
Knight Capital Group (1)(2)	5,300	68
Lazard, Partnership	7,100	203
Legg Mason	8,750	244
Morgan Stanley	56,700	1,114
Northern Trust	9,600	455
Piper Jaffray (1)(2)	1,215	32
Raymond James Financial	5,425	198
SEI Investments	7,400	153
State Street	19,130	870
Stifel Financial (1)(2)	3,075	116
TD Ameritrade Holding	9,200	182
Virtus Investment Partners (1)(2)	2,175	187

Waddell & Reed Financial, Class A	5,951	193
Westwood Holdings Group	2,000	77
		12,505
Commercial Banks 3.0%		
1st Source (2)	4,213	103
Associated Banc-Corp	8,467	118
Bancorp South	1,500	20
Bank of Hawaii (2)	1,500	73
Bank of Kentucky Financial	3,600	93
Bank of the Ozarks (2)	5,800	181
BB&T	24,712	776
BOK Financial (2)	1,115	63
CIT Group (1)	7,100	293
City National (2)	1,500	79
Cobiz Financial (2)	4,300	30
Columbia Banking System (2)	4,600	105
Comerica	9,116	295
Commerce Bancshares	4,406	179
Cullen/Frost Bankers (2)	2,200	128
CVB Financial (2)	3,039	36
East West Bancorp	12,400	286
Fidelity Southern (2)	4,933	33
Fifth Third Bancorp	34,890	490
First Financial Bancorp (2)	1,370	24
First Horizon National (2)	19,371	201
First Merchants (2)	8,630	106
First Niagara Financial	15,205	150
FirstMerit	6,349	107
Fulton Financial	10,574	111
German American Bancorp	6,574	128
Glacier Bancorp (2)	3,700	55
Hancock Holding	3,000	107
Huntington Bancshares	35,606	230

IBERIABANK (2)	2,150	115
International Bancshares (2)	612	13
KeyCorp	33,534	285
M&T Bank (2)	3,869	336
Metrocorp Bancshares (1)(2)	11,700	117
NBT Bancorp (2)	2,500	55
Old National Bancorp (2)	3,612	47
Oriental Financial Group (2)	11,327	137
Park National (2)	1,115	77
Park Sterling (1)	677	3
Peoples Bancorp	2,645	46
PNC Financial Services Group	20,293	1,309
Popular (1)	49,800	102
Prosperity Bancshares (2)	3,200	147
Regions Financial	59,456	392
Renasant (2)	3,375	55
S&T Bancorp	3,000	65
Sandy Spring Bancorp (2)	3,400	62
Signature Bank (1)(2)	2,700	170
Southwest Bancorp of Oklahoma (1)(2)	3,800	35
SunTrust	18,600	450
Susquehanna Bancshares (2)	4,803	47
SVB Financial Group (1)(2)	3,500	225
Synovus Financial (2)	40,100	82
TCF Financial (2)	6,200	74
Trustmark (2)	2,600	65
U.S. Bancorp	70,455	2,232
UMB Financial (2)	496	22
United Bankshares (2)	2,600	75
Valley National Bancorp (2)	4,651	60
Webster Financial	4,103	93
Wells Fargo	202,234	6,904
WesBanco (2)	3,500	70
Wintrust Financial (2)	3,350	120

Zions Bancorporation	7,601	163
		18,850
Consumer Finance 0.8%		
Advance America Cash Advance Centers	8,200	86
American Express	41,200	2,384
Capital One Financial	22,627	1,261
CompuCredit Holdings (1)	3,136	18
Discover Financial	24,000	800
First Marblehead (1)(2)	22,900	28
Green Dot, Class A (1)(2)	3,300	88
SLM Corporation	14,800	233
World Acceptance (1)(2)	2,100	129
		5,027
Diversified Financial Services 2.7%		
Bank of America	398,644	3,815
CBOE Holdings (2)	4,300	122
Citigroup	110,125	4,025
CME Group	2,460	712
IntercontinentalExchange (1)	3,000	412
JPMorgan Chase	151,977	6,988
Moody's	7,500	316
MSCI, Class A (1)	5,400	199
NASDAQ OMX Group (1)	6,900	179
NYSE Euronext	10,400	312
PHH (1)	3,887	60
		17,140
Insurance 3.5%		
ACE	12,300	900
Aflac	17,000	782
Alleghany (1)	746	246
Allstate	20,500	675
American Financial Group	6,850	264

American International Group (1)	10,400	321
Aon	12,658	621
Arthur J. Gallagher	4,300	154
Assurant	4,500	182
Berkshire Hathaway, Class B (1)	66,500	5,397
Brown & Brown	5,000	119
Chubb	12,400	857
Cincinnati Financial (2)	7,969	275
CNO Financial Group (1)	27,200	212
Delphi Financial, Class A	4,475	200
Erie Indemnity, Class A	3,200	249
Everest Reinsurance Holdings	3,500	324
FBL Financial, Class A (2)	1,032	35
Fidelity National Financial	13,677	247
First American Financial (2)	12,385	206
Genworth Financial, Class A (1)	16,500	137
Hanover Insurance Group	3,000	123
Hartford Financial Services	19,400	409
HCC Insurance Holdings	10,550	329
Horace Mann Educators	6,300	111
Infinity Property & Casualty	2,200	115
Kansas City Life Insurance	802	26
Kemper	5,100	154
Lincoln National	12,584	332
Loews	11,800	471
Markel (1)	680	305
Marsh & McLennan	19,500	639
MBIA (1)(2)	18,800	184
Mercury General	5,000	219
MetLife	36,620	1,368
Navigators Group (1)(2)	2,400	113
Old Republic International (2)	14,087	149
Platinum Underwriters Holdings	2,000	73
Principal Financial Group	15,800	466

ProAssurance	2,124	187
Progressive	21,700	503
Prudential Financial	17,800	1,128
Reinsurance Group of America	3,400	202
RLI (2)	1,500	107
StanCorp Financial Group (2)	2,600	106
The Travelers Companies	15,523	919
Torchmark	5,700	284
United Fire Group	4,300	77
Unum Group	11,400	279
W. R. Berkley	8,337	301
XL Group	9,200	200
		22,282
Real Estate Investment Trusts (REITs) 2.9%		
Agree Realty, REIT	5,500	124
AIMCO, REIT	7,951	210
Alexandria Real Estate, REIT	3,000	219
American Tower, REIT	14,320	902
Arlington Asset Investment, REIT (2)	415	9
AvalonBay Communities, REIT	3,086	436
Boston Properties, REIT	5,400	567
Brandywine Realty Trust, REIT (2)	8,800	101
BRE Properties, Class A, REIT	3,900	197
Camden Property Trust, REIT	2,700	178
CBL & Associates Properties, REIT (2)	9,391	178
Cousins Properties, REIT	7,121	54
Digital Realty Trust, REIT (2)	4,600	340
Duke Realty, REIT	12,800	184
EastGroup Properties, REIT	2,400	121
Equity Lifestyle Properties, REIT	2,500	174
Equity Residential, REIT	11,200	701
Essex Property Trust, REIT (2)	1,400	212
Federal Realty Investment Trust, REIT	2,400	232

FelCor Lodging Trust, REIT (1)	25,448	92
First Industrial Realty, REIT (1)	19,300	238
General Growth Properties, REIT	34,524	587
Getty Realty, REIT (2)	5,900	92
HCP, REIT	14,700	580
Health Care REIT, REIT	8,100	445
Highwoods Properties, REIT (2)	3,600	120
Home Properties of New York, REIT	2,500	153
Hospitality Properties Trust, REIT	9,200	244
Host Hotels & Resorts, REIT	26,119	429
Kilroy Realty, REIT (2)	4,500	210
Kimco Realty, REIT	15,470	298
LaSalle Hotel Properties, REIT	6,000	169
Liberty Property Trust, REIT	4,300	154
Macerich Company, REIT	6,408	370
Mack-Cali Realty, REIT	3,200	92
Mid-America Apartment Communities, REIT (2)	2,800	188
Monmouth Real Estate Investment Trust, Class A, REIT (2)	17,282	168
MPG Office Trust, REIT (1)	14,800	35
One Liberty Properties, REIT	6,562	120
Parkway Properties, REIT (2)	6,700	70
Pennsylvania REIT, REIT	10,430	159
Plum Creek Timber, REIT (2)	6,244	259
PMC Commercial Trust, REIT	23,191	199
Post Properties, REIT	3,300	155
Potlatch, REIT (2)	2,788	87
Prologis, REIT	16,698	601
Public Storage, REIT	6,194	856
Rayonier, REIT	4,640	205
Realty Income, REIT	5,500	213
Regency Centers, REIT	3,800	169
Senior Housing Properties, REIT	10,700	236
Simon Property Group, REIT	11,501	1,675
SL Green Realty, REIT (2)	4,170	323

Strategic Hotels & Resorts, REIT (1)	29,400	193
Taubman Centers, REIT	2,900	212
UDR, REIT	9,979	267
Ventas, REIT	10,218	583
Vornado Realty Trust, REIT	11,084	933
Weingarten Realty Investors, REIT (2)	9,075	240
Weyerhaeuser, REIT	16,615	364
		17,922
Real Estate Management & Development 0.1%		
CBRE Group (1)	13,100	261
Consolidated-Tomoka Land (2)	900	27
Forest City Enterprises, Class A (1)	5,600	88
Forestar Group (1)	4,000	62
St. Joe (1)(2)	4,100	78
		516
Thrifts & Mortgage Finance 0.2%		
Berkshire Hills Bancorp (2)	3,400	78
Brookline Bancorp	4,193	39
Capitol Federal Financial	20,500	243
Flushing Financial (2)	3,850	52
Hudson City Bancorp	23,509	172
MGIC Investment (1)(2)	9,800	49
New York Community Bancorp (2)	21,853	304
Northwest Bancshares (2)	7,300	93
Peoples United Financial (2)	14,977	198
Radian (2)	12,400	54
Tree.com (1)(2)	3,584	27
Washington Federal	5,542	93
		1,402
Total Financials		95,644

HEALTH CARE 11.0%

Biotechnology 1.6%

Alexion Pharmaceuticals (1)	9,000	836
Alkermes (1)(2)	8,800	163
Amgen	29,860	2,030
Ariad Pharmaceuticals (1)(2)	16,600	265
AVI BioPharma (1)(2)	4,000	6
Biogen Idec (1)	9,210	1,160
BioMarin Pharmaceutical (1)	5,500	188
Celgene (1)	18,200	1,411
Celldex Therapeutics (1)	6,750	34
Dendreon (1)(2)	7,500	80
Enzon Pharmaceuticals (1)(2)	6,600	45
Exelixis (1)(2)	14,100	73
Gilead Sciences (1)	31,460	1,537
Human Genome Sciences (1)(2)	12,200	101
ImmunoGen (1)(2)	8,400	121
Immunomedics (1)(2)	14,800	54
Incyte (1)(2)	14,500	280
Isis Pharmaceuticals (1)(2)	18,805	165
Lexicon Pharmaceuticals (1)(2)	12,600	23
Neurocrine Biosciences (1)(2)	9,200	73
NPS Pharmaceuticals (1)	6,000	41
ONYX Pharmaceuticals (1)	4,800	181
Regeneron Pharmaceuticals (1)(2)	4,500	525
Sangamo BioSciences (1)(2)	12,800	63
Synageva BioPharma (1)(2)	1,279	46
Theravance (1)(2)	4,700	92
Vertex Pharmaceuticals (1)	8,200	336
		9,929

Health Care Equipment & Supplies 1.9%

Alere (1)	5,980	156

Align Technology (1)(2)	5,800	160
Analogic	2,200	149
Anika Therapeutics (1)(2)	10,400	130
Baxter International	22,100	1,321
Becton, Dickinson & Company	7,500	582
Boston Scientific (1)	59,539	356
C. R. Bard	3,300	326
Cantel Medical	3,300	83
CareFusion (1)	7,152	185
Cerus (1)(2)	12,800	51
Cooper	3,600	294
Covidien	19,400	1,061
DENTSPLY International (2)	5,700	229
Edwards Lifesciences (1)	5,620	409
Exactech (1)(2)	3,800	60
Gen-Probe (1)	3,100	206
Hologic (1)	11,844	255
ICU Medical (1)(2)	2,400	118
IDEXX Laboratories (1)(2)	2,300	201
Integra LifeSciences (1)(2)	1,900	66
Intuitive Surgical (1)	1,700	921
Invacare	800	13
Medical Action Industries (1)(2)	18,650	107
Medtronic	39,820	1,561
OraSure Technologies (1)(2)	4,500	52
Palomar Medical Technologies (1)(2)	1,400	13
ResMed (1)(2)	6,000	185
RTI Biologics (1)	22,100	82
St. Jude Medical	11,800	523
Steris (2)	2,600	82
Stryker	11,400	633
SurModics (1)(2)	4,900	75
Synergetics USA (1)	17,900	116
Teleflex	3,600	220

Thoratec (1)	2,800	94
Varian Medical Systems (1)	6,000	414
West Pharmaceutical Services (2)	1,800	77
Zimmer Holdings	7,160	460
Zoll Medical (1)	2,300	213
		12,239
Health Care Providers & Services 2.1%		
Aetna	14,800	742
AmerisourceBergen	11,564	459
AMN Healthcare Services (1)(2)	3,252	20
AmSurg, Class A (1)	5,600	157
Bioscrip (1)(2)	7,600	52
Birner Dental Management Services (2)	1,900	34
Brookdale Senior Living (1)	4,300	80
Cardinal Health	12,905	556
Cigna	10,200	502
Community Health Systems (1)(2)	4,500	100
CorVel (1)(2)	3,925	157
Coventry Health Care	6,914	246
Cross Country Healthcare (1)(2)	4,300	21
DaVita (1)	3,799	343
Emeritus (1)(2)	1,900	34
Express Scripts Holding (1)	21,400	1,159
Gentiva Health Services (1)	2,175	19
Health Management (1)	12,500	84
Health Net (1)	5,000	199
Henry Schein (1)	3,400	257
Humana	6,200	573
Laboratory Corporation of America (1)	4,500	412
Landauer (2)	1,300	69
LifePoint Hospitals (1)(2)	3,547	140
Lincare Holdings	4,200	109
McKesson	10,151	891

Medco (1)	15,992	1,124
Omnicare (2)	3,800	135
Patterson Companies	3,800	127
PharMerica (1)(2)	4,152	52
PSS World Medical (1)(2)	3,000	76
Psychemedics	3,075	30
Quest Diagnostics	6,000	367
Sunrise Senior Living (1)(2)	16,600	105
Tenet Healthcare (1)	19,750	105
UnitedHealth Group	40,922	2,412
Universal Health Services	5,200	218
VCA Antech (1)(2)	4,700	109
WellPoint	13,404	989
		13,264
Health Care Technology 0.1%		
Allscripts Healthcare Solutions (1)	9,500	158
Cerner (1)	6,700	510
Omnicell (1)(2)	4,500	69
Quality Systems (2)	4,400	192
		929
Life Sciences Tools & Services 0.5%		
Agilent Technologies	12,587	560
Albany Molecular Research (1)(2)	3,600	10
Bio-Rad Laboratories, Class A (1)	700	73
Bruker (1)	8,100	124
Charles River Laboratories International (1)	1,368	49
Covance (1)(2)	3,800	181
Furiex Pharmaceuticals (1)(2)	6,808	161
Illumina (1)(2)	6,000	316
Life Technologies (1)	3,634	177
Luminex (1)(2)	6,600	154
PerkinElmer	4,635	128

Techne	1,000	70
Thermo Fisher Scientific	14,278	805
Waters (1)	2,600	241
		3,049
Pharmaceuticals 4.8%		
Abbott Laboratories	61,600	3,775
Allergan	12,030	1,148
AVANIR Pharmaceuticals (1)(2)	21,000	72
Bristol Myers Squibb	65,900	2,224
Eli Lilly	40,300	1,623
Endo Pharmaceutical (1)	4,700	182
Forest Laboratories (1)	11,600	402
FRD Acquisition, EC (1)(2)	28,900	15
Hospira (1)	6,590	246
Johnson & Johnson	105,875	6,984
Medicines Company (1)	6,800	137
Medicis Pharmaceuticals, Class A (2)	3,900	147
Merck	119,138	4,575
Mylan (1)	16,275	382
Nektar Therapeutics (1)(2)	15,300	121
Par Pharmaceutical (1)	2,700	105
Perrigo	4,300	444
Pfizer	301,072	6,822
ViroPharma (1)(2)	5,400	162
Watson Pharmaceuticals (1)	6,400	429
		29,995
Total Health Care		69,405
INDUSTRIALS & BUSINESS SERVICES 11.1%		
Aerospace & Defense 2.3%		
Alliant Techsystems	2,325	117
American Science Engineering	1,500	101

BE Aerospace (1)	5,400	251
Boeing	28,400	2,112
Ceradyne (2)	2,400	78
Curtiss-Wright	1,800	67
Esterline Technologies (1)	2,300	164
Exelis	9,000	113
GenCorp (1)(2)	4,600	33
General Dynamics	14,100	1,035
Goodrich	5,440	682
Harris (2)	4,600	207
HEICO, Class A	3,499	141
Hexcel (1)(2)	4,200	101
Honeywell International	29,025	1,772
L-3 Communication	4,000	283
Lockheed Martin	11,300	1,015
Northrop Grumman	9,102	556
Precision Castparts	5,068	876
Raytheon	11,900	628
Rockwell Collins	6,400	368
SAIC (1)	14,000	185
Spirit Aerosystems Holdings, Class A (1)	7,500	183
Taser International (1)(2)	28,100	122
Teledyne Technologies (1)(2)	1,900	120
Textron	13,700	381
United Technologies	34,304	2,845
		14,536
Air Freight & Logistics 0.8%		
C.H. Robinson Worldwide	6,000	393
Expeditors International of Washington	12,400	577
FedEx	12,100	1,113
Forward Air	2,850	104
UPS, Class B	36,600	2,954
		5,141

Airlines 0.2%		
Alaska Air Group (1)	4,800	172
Delta Air Lines (1)	34,000	337
SkyWest	2,800	31
Southwest Airlines	31,885	263
United Continental (1)	10,015	215
US Airways Group (1)	13,200	100
		1,118
Building Products 0.1%		
AAON (2)	5,287	107
Fortune Brands Home & Security (1)	8,000	177
Lennox International (2)	2,200	89
Masco	12,600	168
Owens Corning (1)	3,800	137
Quanex Building Products (2)	4,000	70
USG (1)(2)	4,700	81
		829
Commercial Services & Supplies 0.7%		
Acco Brands (1)(2)	6,569	81
Avery Dennison	4,200	127
Brinks Company	1,600	38
Cintas	4,200	164
Consolidated Graphics (1)	1,300	59
Copart (1)	13,500	352
Corrections Corporation of America (1)	4,268	117
Covanta Holding	8,500	138
Deluxe (2)	1,700	40
G & K Services, Class A (2)	1,500	51
GEO (1)(2)	2,700	51
Herman Miller (2)	4,700	108
HNI Corporation (2)	2,200	61
IHS (1)	3,400	318

Kimball International, Class B (2)	3,700	26
McGrath RentCorp	5,200	167
Multi-Color (2)	3,000	68
NL Industries (2)	10,000	149
Pitney Bowes (2)	6,400	112
R.R. Donnelley (2)	7,400	92
Republic Services	14,297	437
Rollins (2)	5,400	115
Stericycle (1)	5,000	418
Sykes Enterprises (1)	6,400	101
Team (1)(2)	2,300	71
Tetra Tech (1)	6,825	180
United Stationers	2,000	62
Viad (2)	2,200	43
Waste Connections (2)	12,825	417
Waste Management	12,460	436
		4,599
Construction & Engineering 0.3%		
Aegion (1)(2)	2,900	52
Dycom Industries (1)	7,700	180
EMCOR Group	3,900	108
Fluor	6,600	396
Foster Wheeler (1)	5,700	130
Granite Construction (2)	1,550	45
Jacobs Engineering Group (1)	4,900	218
KBR	6,000	213
Mastec (1)(2)	6,650	120
Quanta Services (1)	8,150	170
Shaw Group (1)	3,500	111
		1,743
Electrical Equipment 0.7%		
Acuity Brands	2,200	138

American Superconductor (1)(2)	3,600	15
AMETEK	5,550	269
AZZ	2,000	103
Babcock & Wilcox (1)	8,750	225
Belden (2)	1,700	65
Brady, Class A	3,200	104
Cooper Industries	6,900	441
Emerson Electric	25,900	1,352
General Cable (1)(2)	3,500	102
GrafTech International (1)(2)	9,000	108
Hubbell, Class B	3,300	259
Regal-Beloit	1,300	85
Rockwell Automation	4,100	327
Roper Industries	3,100	307
Thomas & Betts (1)	2,300	165
Ultralife (1)(2)	5,600	29
Vicor	10,000	80
		4,174
Industrial Conglomerates 2.1%		
3M	25,800	2,302
Carlisle Companies	2,800	140
Danaher	22,100	1,238
GE	409,116	8,211
McDermott International (1)	13,000	166
Tyco International	16,863	947
		13,004
Machinery 2.4%		
Actuant, Class A (2)	4,580	133
AGCO (1)	6,500	307
Ampco Pittsburgh	2,100	42
Briggs & Stratton (2)	2,100	38
Cascade (2)	1,500	75

Caterpillar	24,400	2,599
Crane	2,100	102
Cummins	7,700	924
Deere	15,500	1,254
Donaldson	6,200	222
Dover	6,200	390
Dynamic Materials (2)	3,200	68
Eaton	12,900	643
EnPro Industries (1)(2)	4,568	188
ESCO Technologies	1,500	55
Flowserve	2,200	254
Graco	3,787	201
Harsco	6,300	148
IDEX	2,500	105
Illinois Tool Works	18,100	1,034
Ingersoll-Rand	14,600	604
ITT (2)	2,500	57
John Bean Technologies (2)	3,909	63
Joy Global	4,800	353
Kennametal	4,000	178
Lincoln Electric Holdings	3,400	154
Manitowoc (2)	4,800	67
Meritor (1)	8,900	72
Middleby (1)	1,604	162
Mueller Water Products (2)	11,404	38
NACCO Industries	200	23
Nordson	4,800	262
Oshkosh (1)	5,500	127
PACCAR	15,062	705
Pall	5,700	340
Parker Hannifin	6,178	522
Pentair	3,500	167
Robbins & Myers	4,600	239
Snap-On	2,100	128

SPX	3,604	279
Stanley Black & Decker	6,750	520
Terex (1)(2)	5,600	126
Timken	4,200	213
Toro	1,400	100
Trinity Industries	3,950	130
Valmont Industries	1,500	176
Wabtec	2,425	183
Watts Water Technologies, Class A	1,900	77
Woodward (2)	3,600	154
		15,001
Marine 0.1%		
Alexander & Baldwin	3,000	145
Kirby (1)	5,500	362
Overseas Shipholding Group (2)	2,900	37
		544
Professional Services 0.3%		
Advisory Board (1)	2,000	177
Barrett Business	3,100	61
Corporate Executive Board	2,900	125
CoStar Group (1)(2)	1,300	90
Dun & Bradstreet	2,900	246
Equifax	4,800	212
Franklin Covey (1)(2)	5,200	49
FTI Consulting (1)(2)	3,000	113
Hudson Highland Group (1)(2)	8,914	48
Insperity (2)	4,600	141
Korn/Ferry (1)	3,000	50
ManpowerGroup	2,900	137
Mastech Holdings (1)(2)	18,681	115
Robert Half International	4,900	148
TrueBlue (1)(2)	3,700	66

INFORMATION TECHNOLOGY 19.0%

Communications Equipment 2.1%

ADTRAN (2)	3,900	122
Anaren (1)(2)	4,700	86
Arris Group (1)(2)	6,561	74
Aruba Networks (1)(2)	7,400	165
Aviat Networks (1)	5,667	16
Brocade Communications Systems (1)	33,883	195
Ciena (1)(2)	5,663	92
Cisco Systems	203,968	4,314
Echostar (1)	2,580	73
Emulex (1)	3,900	40
Extreme Networks (1)(2)	10,800	41
F5 Networks (1)	3,200	432
Finisar (1)(2)	5,775	116
Harmonic (1)	7,159	39
InterDigital (2)	3,300	115
Ixia (1)(2)	4,400	55
JDS Uniphase (1)	20,344	295
Juniper Networks (1)	33,780	773
Motorola Mobility (1)	13,505	530
Motorola Solutions	11,662	593
Optical Cable	12,869	45
Plantronics (2)	2,500	101
Polycom (1)	8,000	153
Powerwave Technologies (1)(2)	2,706	5
Qualcomm	65,000	4,421
Sonus Networks (1)	31,200	90
Sycamore Networks (1)(2)	1,180	21
Tellabs	27,357	111
		13,113

Computers & Peripherals 4.7%

3-D Systems (1)(2)	6,000	141
Apple (1)	36,200	21,701
Avid Technology (1)(2)	2,400	26
Dell (1)	70,200	1,165
Diebold	2,100	81
Dot Hill (1)(2)	9,900	15
Electronics for Imaging (1)	4,900	81
EMC (1)	78,376	2,342
Hewlett-Packard	78,118	1,862
Imation (1)(2)	3,300	20
Intermec (1)(2)	2,400	19
Lexmark International	3,000	100
NCR (1)	7,000	152
NetApp (1)	13,600	609
QLogic (1)	4,622	82
Quantum (1)(2)	37,000	97
Rimage (2)	3,100	31
SanDisk (1)	9,500	471
Silicon Graphics International (1)(2)	4,000	39
Socket Mobile (1)(2)	1,470	3
Western Digital (1)	9,000	373
		29,410

Electronic Equipment, Instruments & Components 0.7%

Amphenol, Class A	6,500	389
Anixter International (1)	1,500	109
Arrow Electronics (1)	5,600	235
Avnet (1)	4,148	151
AVX	2,700	36
Benchmark Electronics (1)	2,075	34
Brightpoint (1)	6,180	50
Cognex (2)	2,200	93
Corning	56,410	794

Daktronics (2)	7,200	64
Dolby Laboratories, Class A (1)	2,500	95
Electro Scientific Industries (2)	1,900	29
FEI (1)(2)	2,200	108
First Solar (1)(2)	2,000	50
Ingram Micro, Class A (1)	4,100	76
Insight Enterprises (1)	4,750	104
Jabil Circuit	6,000	151
Maxwell Technologies (1)(2)	5,100	93
Molex	4,350	122
Multi-Fineline Electronix (1)(2)	1,900	52
NAPCO Security Technologies (1)	15,215	48
National Instruments	4,650	133
Newport (1)	2,100	37
Park Electrochemical (2)	2,100	63
Plexus (1)	2,400	84
Pulse Electronics (2)	1,500	4
Sanmina-SCI (1)(2)	2,802	32
Sunpower (1)	4,209	27
TE Connectivity	18,000	662
Tech Data (1)	1,800	98
Trimble Navigation (1)	4,694	255
TTM Technologies (1)(2)	5,800	67
Vishay Intertechnology (1)(2)	11,020	134
Vishay Precision (1)(2)	2,008	30
X-Rite (1)(2)	11,300	51
Zygo (1)(2)	3,700	72
		4,632
Internet Software & Services 1.7%		
Akamai Technologies (1)	8,800	323
Earthlink	7,530	60
eBay (1)	44,900	1,656
Equinix (1)(2)	2,300	362

Google, Class A (1)	10,090	6,470
IAC/InterActiveCorp	4,262	209
LinkedIn (1)	1,500	153
Monster Worldwide (1)(2)	5,000	49
Move (1)	41	—
RealNetworks	2,125	21
Reis (1)	10,500	94
United Online (2)	15,350	75
VeriSign	6,340	243
WebMD Health (1)(2)	3,981	102
XO Group (1)(2)	2,500	24
Yahoo! (1)	49,632	756
Zillow (1)	1,500	53
		10,650
IT Services 3.5%		
Accenture, Class A	24,300	1,567
Acxiom (1)	4,500	66
Alliance Data Systems (1)(2)	2,700	340
Analysts International (1)(2)	1,140	6
Automatic Data Processing	17,500	966
Broadridge Financial Solutions	6,125	146
CACI International, Class A (1)(2)	1,300	81
CIBER (1)	9,000	38
Cognizant Technology Solutions (1)	12,000	923
Computer Sciences	5,600	168
Convergys (1)	5,200	69
CoreLogic (1)	3,285	54
CSG Systems International (1)(2)	4,500	68
DST Systems	2,100	114
Fidelity National Information	11,282	374
Fiserv (1)	6,175	429
Forrester Research (2)	1,800	58
Global Payments	4,260	192

IBM	45,090	9,408
iGate (1)	4,600	77
Iron Mountain (2)	6,262	180
Jack Henry & Associates	4,000	137
Kratos Defense & Security Solutions (1)(2)	8,530	46
Lender Processing Services	8,071	210
Management Network Group (1)(2)	880	2
MasterCard, Class A	4,310	1,813
Maximus	2,000	81
MoneyGram International (1)	2,649	48
Paychex	11,287	350
Sapient	13,900	173
Startek (1)(2)	10,700	23
TeleTech Holdings (1)	4,000	64
Teradata (1)	8,000	545
The Hackett Group (1)(2)	9,820	59
Total System Services	9,326	215
Unisys (1)(2)	1,500	30
Visa, Class A	20,290	2,394
Western Union	26,651	469
		21,983
Office Electronics 0.1%		
Xerox	48,985	396
Zebra Technologies (1)	3,550	146
		542
Semiconductor & Semiconductor Equipment 2.5%		
Advanced Energy Industries (1)(2)	6,800	89
Advanced Micro Devices (1)(2)	19,700	158
Altera	10,600	422
Amkor Technology (1)	1,300	8
Analog Devices	8,800	356
Applied Materials	62,078	772

Atmel (1)	26,600	262
Axcelis Technologies (1)(2)	28,814	50
Broadcom, Class A	15,550	611
Brooks Automation (2)	6,754	83
Cabot Microelectronics (2)	1,664	65
Cirrus Logic (1)(2)	3,100	74
Cohu	3,800	43
Cree (1)	3,900	123
Cypress Semiconductor (2)	12,200	191
Diodes (1)(2)	4,962	115
DSP Group (1)	4,500	30
Entegris (1)	11,692	109
Fairchild Semiconductor, Class A (1)	5,600	82
Integrated Device Technology (1)(2)	8,050	58
Intel	195,820	5,504
International Rectifier (1)	2,900	67
Intersil Holding, Class A	8,396	94
KLA-Tencor	4,000	218
Kopin (1)(2)	10,600	43
Kulicke & Soffa (1)	5,900	73
Lam Research (1)	4,700	210
Lattice Semiconductor (1)	9,200	59
Linear Technology	8,710	294
LSI (1)	24,078	209
LTX Credence (1)(2)	12,933	93
Marvell Technology Group (1)	21,600	340
Mattson Technology (1)	7,100	20
Maxim Integrated Products	8,221	235
MEMC Electronic Materials (1)(2)	14,500	52
Micrel (2)	8,900	91
Microchip Technology	4,564	170
Micron Technology (1)	27,669	224
Microsemi (1)	5,600	120
MIPS Technologies (1)(2)	18,700	102

MKS Instruments	2,213	65
MoSys (1)(2)	15,700	62
Nanometrics (1)(2)	5,500	102
Novellus Systems (1)	4,000	200
NVIDIA (1)	22,700	349
Omnivision Technologies (1)(2)	4,300	86
ON Semiconductor (1)	27,930	252
Pericom Semiconductor (1)	5,900	48
Rambus (1)	3,700	24
RF Micro Devices (1)(2)	18,009	90
Rudolph Technologies (1)(2)	7,700	86
Semtech (1)(2)	5,000	142
Silicon Laboratories (1)	2,200	95
Skyworks Solutions (1)	8,479	234
Supertex (1)(2)	5,100	92
Teradyne (1)(2)	8,700	147
Texas Instruments	50,000	1,680
TriQuint Semiconductor (1)(2)	7,690	53
Xilinx	7,700	280
		16,006
Software 3.7%		
Accelrys (1)	12,470	100
Activision Blizzard (2)	26,308	337
Adobe Systems (1)	20,880	716
Advent Software (1)(2)	4,000	102
Ansys (1)	4,641	302
Ariba (1)	8,838	289
Autodesk (1)	11,700	495
BMC Software (1)	7,600	305
CA	13,231	365
Cadence Design Systems (1)	17,000	201
Citrix Systems (1)	7,170	566
Compuware (1)	17,700	163

Electronic Arts (1)	12,400	204
FactSet Research Systems (2)	1,850	183
Fair Isaac	2,672	117
Informatica (1)	6,800	360
Intuit	9,900	595
JDA Software Group (1)(2)	2,400	66
Manhattan Associates (1)	4,900	233
Mentor Graphics (1)	13,200	196
Microsoft	288,550	9,306
NetScout Systems (1)	6,200	126
Nuance Communications (1)(2)	10,624	272
OPNET Technologies (2)	4,300	125
Oracle	151,400	4,415
Parametric Technology (1)	6,180	173
Quest Software (1)	5,600	130
Red Hat (1)	7,500	449
Rovi (1)	5,100	166
Salesforce.com (1)	5,800	896
SeaChange International (1)	5,700	44
Sourcefire (1)(2)	5,300	255
Symantec (1)	19,764	370
Synopsys (1)	8,370	257
THQ (1)(2)	21,575	12
TIBCO Software (1)	11,900	363
TiVo (1)	9,300	111
Websense (1)(2)	3,300	70
		23,435
Total Information Technology		119,771
MATERIALS 3.8%		
Chemicals 2.4%		
A. Schulman	4,800	130
Air Products & Chemicals	8,100	744

Airgas	3,100	276
Ashland	2,909	178
Cabot	3,800	162
Calgon Carbon (1)(2)	5,300	83
Celanese, Class A	5,900	272
CF Industries	3,428	626
Cytec Industries	1,700	103
Dow Chemical	45,299	1,569
DuPont	35,409	1,873
Eastman Chemical	6,000	310
Ecolab	12,800	790
Ferro (1)(2)	12,000	71
FMC	3,000	318
H.B. Fuller	3,700	121
Hawkins (2)	2,831	105
Huntsman	8,900	125
International Flavors & Fragrances	3,100	182
Intrepid Potash (1)(2)	2,300	56
Lyondellbasell Industries, Class A	15,800	690
Minerals Technologies	900	59
Monsanto	20,560	1,640
Mosaic	11,600	641
OMNOVA Solutions (1)	2,300	15
PPG Industries	5,800	556
Praxair	11,200	1,284
Rockwood Holdings (1)	4,500	235
RPM	5,100	134
Scotts Miracle Gro	1,800	97
Sensient Technologies	3,500	133
Sherwin-Williams	3,800	413
Sigma Aldrich (2)	5,600	409
Spartech (1)	8,700	42
Stepan (2)	1,500	132
Tredegar (2)	3,300	65

Valspar	3,300	159
Zep (2)	2,800	40
		14,838
Construction Materials 0.1%		
Eagle Materials	2,998	104
Martin Marietta Materials (2)	2,000	172
Vulcan Materials	4,966	212
		488
Containers & Packaging 0.2%		
AptarGroup	2,800	153
Ball	7,600	326
Bemis	2,100	68
Crown Cork & Seal (1)	7,100	261
Myers Industries (2)	6,960	103
Owens-Illinois (1)	6,500	152
Packaging Corporation of America	2,400	71
Rock-Tenn, Class A	2,300	155
Sealed Air	6,200	120
Sonoco Products	500	17
		1,426
Metals & Mining 0.9%		
AK Steel (2)	5,000	38
Alcoa	36,720	368
Allegheny Technologies	5,043	208
Carpenter Technology	3,400	177
Cliffs Natural Resources	4,400	305
Coeur d'Alene Mines (1)	4,840	115
Commercial Metals	7,100	105
Freeport-McMoRan Copper & Gold	35,824	1,363
Hecla Mining (2)	22,300	103
Mines Management (1)(2)	16,500	28
Newmont Mining	19,400	995

Nucor	12,000	515
Reliance Steel & Aluminum	4,100	231
Royal Gold	4,400	287
RTI International Metals (1)(2)	2,500	58
Steel Dynamics	15,000	218
Stillwater Mining (1)(2)	5,905	75
Titanium Metals	6,198	84
U.S. Steel (2)	9,500	279
Walter Energy	2,400	142
Worthington Industries	3,400	65
		5,759
Paper & Forest Products 0.2%		
Buckeye Technologies	5,500	187
Clearwater Paper (1)	3,464	115
Domtar	1,933	184
International Paper	15,284	537
Kapstone Paper & Packaging (1)	6,900	136
Louisiana Pacific (1)(2)	5,500	51
MeadWestvaco	5,452	172
Neenah Paper (2)	4,754	141
Schweitzer-Mauduit International (2)	400	28
		1,551
Total Materials		24,062
TELECOMMUNICATION SERVICES 2.3%		
Diversified Telecommunication Services 2.1%		
AT&T	222,861	6,960
Atlantic Tele Network (2)	2,000	73
CenturyLink	23,315	901
Cincinnati Bell (1)(2)	45,148	181
Frontier Communications (2)	34,794	145
General Communication, Class A (1)(2)	4,500	39

Level 3 Communications (1)(2)	7,572	195
TW Telecom (1)	10,600	235
Verizon Communications	108,111	4,133
Windstream (2)	26,185	307
		13,169
Wireless Telecommunication Services 0.2%		
Crown Castle International (1)	9,137	487
Leap Wireless International (1)(2)	5,100	45
MetroPCS Communications (1)	9,000	81
NII Holdings, Class B (1)	7,000	128
SBA Communications (1)	7,100	361
Sprint Nextel (1)	107,162	305
Telephone & Data Systems (2)	5,435	126
U.S. Cellular (1)(2)	1,100	45
		1,578
Total Telecommunication Services		14,747
UTILITIES 3.3%		
Electric Utilities 1.6%		
ALLETE (2)	1,433	59
American Electric Power	18,240	704
Cleco (2)	4,000	159
Duke Energy	48,552	1,020
Edison International	11,600	493
El Paso Electric (2)	3,900	127
Empire District Electric	4,300	87
Entergy	7,000	470
Exelon	35,222	1,381
FirstEnergy	16,695	761
Great Plains Energy (2)	5,170	105
Hawaiian Electric Industries	5,200	132
IdaCorp	3,700	152

MGE Energy	1,300	58
NextEra Energy	15,400	941
NV Energy	8,200	132
Otter Tail (2)	8,100	176
Pepco (2)	8,300	157
Pinnacle West Capital	3,200	153
PNM Resources	5,950	109
PPL	24,300	687
Progress Energy	10,930	580
Southern Company	33,800	1,519
UniSource Energy (2)	3,300	121
United Illuminating (2)	3,666	127
Westar Energy	4,200	117
		10,527
Gas Utilities 0.3%		
AGL Resources	6,898	271
Atmos Energy	5,800	182
Laclede Gas (2)	2,100	82
National Fuel Gas Company	3,800	183
ONEOK	4,800	392
Piedmont Natural Gas (2)	3,700	115
Questar	11,100	214
UGI	6,000	163
Washington Gas Light	4,000	163
		1,765
Independent Power Producers & Energy Traders 0.1%		
AES (1)	27,555	360
Calpine (1)	15,400	265
GenOn Energy (1)	37,076	77
NRG Energy (1)	10,900	171
		873

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Total Equity Market Index Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund seeks to match the performance of the entire U.S. stock market, as represented by the S&P Total Market Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2012. Gain (loss) reflects both realized and change in unrealized gain (loss) on Level 3 holdings during the period, if any. The change in unrealized gain (loss) on Level 3 instruments held at March 31, 2012, totaled $0 for the three months ended March 31, 2012.

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $34,758,000 and the value of loaned securities was $33,723,000, including securities sold but not yet settled, which are not reflected in the accompanying portfolio of investments.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $494,727,000. Net unrealized gain aggregated $170,983,000 at period-end, of which $210,633,000 related to appreciated investments and $39,650,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. Rowe Price Equity Index 500 Fund
Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/$ Par	Value
COMMON STOCKS 98.4%		
CONSUMER DISCRETIONARY 10.8%		
Auto Components 0.3%		
Borg-Warner (1)(2)	125,500	10,585
Goodyear Tire & Rubber (2)	277,650	3,115
Johnson Controls	795,987	25,854
		39,554
Automobiles 0.5%		
Ford Motor	4,316,928	53,919
Harley-Davidson	265,390	13,025
		66,944
Distributors 0.1%		
Genuine Parts	179,412	11,258
		11,258
Diversified Consumer Services 0.1%		
Apollo Group, Class A (2)	123,839	4,785
DeVry	67,000	2,269
H&R Block (1)	336,938	5,550
		12,604
Hotels, Restaurants & Leisure 2.0%		
Carnival	526,098	16,877
Chipotle Mexican Grill (2)	36,000	15,048
Darden Restaurants (1)	150,552	7,702
International Game Technology	334,864	5,622
Marriott, Class A (1)	312,722	11,837
McDonald's	1,162,264	114,018
Starbucks	860,886	48,115
Starwood Hotels & Resorts Worldwide	222,545	12,554
Wyndham Worldwide	166,917	7,763
Wynn Resorts	90,900	11,352

Yum! Brands	537,120	38,232
		289,120
Household Durables 0.2%		
D. R. Horton (1)	315,500	4,786
Harman International	76,800	3,595
Leggett & Platt (1)	167,396	3,852
Lennar, Class A (1)	184,100	5,004
Newell Rubbermaid	321,525	5,726
Pulte Group (1)(2)	341,444	3,022
Whirlpool (1)	86,008	6,610
		32,595
Internet & Catalog Retail 0.9%		
Amazon.com (2)	413,100	83,657
Expedia (1)	108,250	3,620
Netflix (2)	59,800	6,879
priceline.com (2)	56,570	40,589
TripAdvisor (1)(2)	108,250	3,861
		138,606
Leisure Equipment & Products 0.1%		
Hasbro (1)	132,521	4,866
Mattel (1)	409,519	13,785
		18,651
Media 3.1%		
Cablevision, Class A (1)	267,200	3,923
CBS, Class B	744,567	25,248
Comcast, Class A	3,083,776	92,544
DIRECTV (2)	773,400	38,160
Discovery Communications, Class A (2)	301,800	15,271
Gannett (1)	314,898	4,827
Interpublic Group	572,825	6,536
McGraw-Hill	319,124	15,468

News Corporation, Class A	2,461,489	48,467
Omnicom	305,166	15,457
Scripps Networks Interactive (1)	112,300	5,468
Time Warner	1,108,881	41,860
Time Warner Cable, Class A	357,426	29,130
Viacom, Class B	631,167	29,955
Walt Disney	2,052,968	89,879
Washington Post, Class B (1)	5,400	2,017
		464,210
Multiline Retail 0.8%		
Big Lots (2)	79,234	3,409
Dollar Tree (2)	136,000	12,851
Family Dollar Stores	143,609	9,087
J.C. Penney (1)	162,522	5,758
Kohl's	289,622	14,490
Macy's	469,484	18,653
Nordstrom	178,402	9,940
Sears Holding (1)(2)	46,819	3,102
Target	768,317	44,770
		122,060
Specialty Retail 2.0%		
Abercrombie & Fitch	100,400	4,981
Autonation (1)(2)	56,451	1,937
AutoZone (2)	33,045	12,286
Bed Bath & Beyond (2)	280,722	18,463
Best Buy (1)	335,513	7,945
CarMax (1)(2)	252,700	8,756
GameStop (1)	169,900	3,711
GAP	394,801	10,320
Home Depot	1,761,595	88,626
Lowe's	1,408,318	44,193
O'Reilly Automotive (1)(2)	146,500	13,383

Ross Stores	257,700	14,972
Staples (1)	791,371	12,804
The Limited	281,601	13,517
Tiffany	143,907	9,948
TJX	862,328	34,243
Urban Outfitters (2)	112,000	3,260
		303,345
Textiles, Apparel & Luxury Goods 0.7%		
Coach	324,590	25,084
Nike, Class B	423,970	45,975
Ralph Lauren	74,200	12,935
V. F.	100,427	14,661
		98,655
Total Consumer Discretionary		1,597,602
CONSUMER STAPLES 10.6%		
Beverages 2.5%		
Beam	172,489	10,103
Brown-Forman, Class B	112,513	9,382
Coca-Cola	2,597,732	192,258
Coca-Cola Enterprises	365,274	10,447
Constellation Brands, Class A (2)	194,700	4,593
Dr Pepper Snapple	250,600	10,077
Molson Coors Brewing, Class B	179,912	8,141
PepsiCo	1,804,423	119,723
		364,724
Food & Staples Retailing 2.2%		
Costco Wholesale	493,107	44,774
CVS Caremark	1,487,651	66,647
Kroger	677,753	16,422
Safeway (1)	305,781	6,180

SUPERVALU (1)	249,882	1,427
Sysco (1)	668,804	19,971
Wal-Mart	1,997,457	122,244
Walgreen	1,012,160	33,897
Whole Foods Market	179,500	14,934
		326,496
Food Products 1.7%		
Archer-Daniels-Midland	756,716	23,958
Campbell Soup (1)	204,849	6,934
ConAgra	466,261	12,244
Dean Foods (2)	202,200	2,449
General Mills	731,758	28,868
H.J. Heinz (1)	372,159	19,929
Hershey Foods	169,306	10,383
Hormel Foods (1)	154,138	4,550
J.M. Smucker	130,000	10,577
Kellogg	279,736	15,002
Kraft Foods, Class A	2,019,053	76,744
McCormick (1)	150,605	8,197
Mead Johnson Nutrition, Class A	235,000	19,383
Sara Lee	700,908	15,091
Tyson Foods, Class A	321,600	6,159
		260,468
Household Products 2.1%		
Clorox	145,797	10,023
Colgate-Palmolive	546,291	53,416
Kimberly-Clark	451,440	33,357
Procter & Gamble	3,166,160	212,798
		309,594
Personal Products 0.2%		
Avon	531,561	10,291

Estee Lauder, Class A	255,500	15,826
		26,117
Tobacco 1.9%		
Altria Group	2,356,706	72,752
Lorillard	154,200	19,966
Philip Morris International	1,969,206	174,491
Reynolds American	373,096	15,461
		282,670
Total Consumer Staples		1,570,069
ENERGY 11.1%		
Energy Equipment & Services 1.8%		
Baker Hughes	494,367	20,734
Cameron International (2)	287,400	15,183
Diamond Offshore Drilling	77,300	5,160
FMC Technologies (2)	270,300	13,628
Halliburton	1,039,408	34,498
Helmerich & Payne (1)	133,200	7,186
Nabors Industries (2)	320,092	5,598
National Oilwell Varco	482,554	38,349
Noble (1)	279,700	10,480
Rowan (2)	147,795	4,867
Schlumberger	1,525,278	106,663
		262,346
Oil, Gas & Consumable Fuels 9.3%		
Alpha Natural Resources (2)	247,558	3,765
Anadarko Petroleum	565,540	44,304
Apache	446,237	44,820
Cabot Oil & Gas	236,100	7,359
Chesapeake Energy (1)	769,900	17,839
Chevron	2,266,921	243,105

ConocoPhillips	1,463,513	111,242
CONSOL Energy	249,700	8,515
Denbury Resources (2)	439,710	8,016
Devon Energy	461,612	32,830
El Paso Corporation	893,572	26,405
EOG Resources	307,754	34,192
EQT	172,129	8,298
ExxonMobil	5,390,132	467,486
Hess	348,352	20,535
Marathon Oil	794,082	25,172
Marathon Petroleum	397,091	17,218
Murphy Oil	234,000	13,167
Newfield Exploration (2)	153,200	5,313
Noble Energy	202,700	19,820
Occidental Petroleum	927,194	88,297
Peabody Energy	305,500	8,847
Pioneer Natural Resources (1)	137,300	15,321
QEP Resources	223,600	6,820
Range Resources	189,200	11,000
Southwestern Energy (2)	420,900	12,880
Spectra Energy	763,237	24,080
Sunoco	136,174	5,195
Tesoro Petroleum (2)	168,000	4,509
Valero Energy	653,934	16,852
Williams Companies	654,870	20,177
WPX Energy (2)	218,323	3,932
		1,377,311
Total Energy		1,639,657
FINANCIALS 14.7%		
Capital Markets 2.0%		
Ameriprise Financial	265,139	15,147
Bank of New York Mellon	1,396,372	33,694

BlackRock	113,560	23,268
Charles Schwab	1,226,399	17,623
E*TRADE Financial (2)	285,505	3,126
Federated Investors, Class B (1)	101,951	2,285
Franklin Resources	162,937	20,209
Goldman Sachs	562,624	69,974
Invesco	526,300	14,036
Legg Mason	160,100	4,472
Morgan Stanley	1,757,664	34,521
Northern Trust	273,632	12,984
State Street	560,123	25,486
T. Rowe Price Group (1)(3)	289,952	18,934
		295,759
Commercial Banks 2.8%		
BB&T (1)	806,258	25,308
Comerica (1)	228,585	7,397
Fifth Third Bancorp	1,076,296	15,122
First Horizon National (1)	321,154	3,334
Huntington Bancshares	942,858	6,081
KeyCorp	1,079,084	9,172
M&T Bank (1)	142,792	12,406
PNC Financial Services Group	604,057	38,956
Regions Financial	1,533,265	10,104
SunTrust	586,511	14,176
U.S. Bancorp	2,179,022	69,031
Wells Fargo	6,030,527	205,882
Zions Bancorporation (1)	198,028	4,250
		421,219
Consumer Finance 0.9%		
American Express	1,174,099	67,934
Capital One Financial	632,924	35,279
Discover Financial	606,062	20,206

SLM Corporation	579,124	9,127
		132,546
Diversified Financial Services 3.4%		
Bank of America	12,229,165	117,033
Citigroup	3,341,279	122,124
CME Group	75,536	21,855
IntercontinentalExchange (2)	83,000	11,406
JPMorgan Chase	4,365,613	200,731
Leucadia National	226,400	5,909
Moody's (1)	229,188	9,649
NASDAQ OMX Group (2)	142,800	3,698
NYSE Euronext	298,000	8,943
		501,348
Insurance 3.5%		
ACE	384,700	28,160
Aflac	524,784	24,135
Allstate	584,667	19,247
American International Group (2)	615,280	18,969
Aon	374,295	18,363
Assurant	116,000	4,698
Berkshire Hathaway, Class B (2)	2,010,700	163,168
Chubb	311,888	21,555
Cincinnati Financial (1)	179,523	6,195
Genworth Financial, Class A (2)	533,500	4,439
Hartford Financial Services (1)	494,775	10,430
Lincoln National (1)	350,081	9,228
Loews	348,782	13,906
Marsh & McLennan	617,793	20,257
MetLife	1,220,854	45,599
Principal Financial Group	365,992	10,800
Progressive	704,960	16,341
Prudential Financial	545,195	34,560

Peoples United Financial (1)	412,100	5,456
		9,726
Total Financials		2,177,237
HEALTH CARE 11.3%		
Biotechnology 1.2%		
Amgen	900,732	61,241
Biogen Idec (2)	277,559	34,964
Celgene (2)	501,752	38,896
Gilead Sciences (2)	858,434	41,934
		177,035
Health Care Equipment & Supplies 1.8%		
Baxter International	635,149	37,969
Becton, Dickinson & Company	245,612	19,072
Boston Scientific (2)	1,725,929	10,321
C. R. Bard	97,254	9,601
CareFusion (2)	252,601	6,550
Covidien	544,120	29,753
DENTSPLY International (1)	154,400	6,196
Edwards Lifesciences (2)	129,090	9,389
Intuitive Surgical (2)	46,300	25,083
Medtronic	1,189,927	46,633
St. Jude Medical	377,521	16,728
Stryker	372,751	20,680
Varian Medical Systems (1)(2)	134,400	9,268
Zimmer Holdings	206,081	13,247
		260,490
Health Care Providers & Services 2.1%		
Aetna	400,722	20,100
AmerisourceBergen	310,224	12,310
Cardinal Health	396,002	17,072

CIGNA	326,328	16,072
Coventry Health Care	172,600	6,140
DaVita (2)	107,100	9,657
Express Scripts Holding (1)(2)	561,560	30,425
Humana	185,854	17,188
Laboratory Corporation of America (2)	113,200	10,362
McKesson	280,259	24,598
Medco (2)	438,492	30,826
Patterson Companies (1)	114,500	3,824
Quest Diagnostics	170,396	10,420
Tenet Healthcare (1)(2)	512,833	2,723
UnitedHealth Group	1,195,046	70,436
WellPoint	382,874	28,256
		310,409
Health Care Technology 0.1%		
Cerner (2)	172,606	13,145
		13,145
Life Sciences Tools & Services 0.4%		
Agilent Technologies	407,236	18,126
Life Technologies (2)	202,451	9,884
PerkinElmer	123,600	3,419
Thermo Fisher Scientific	418,307	23,584
Waters (2)	98,835	9,158
		64,171
Pharmaceuticals 5.7%		
Abbott Laboratories	1,807,517	110,783
Allergan	347,932	33,203
Bristol Myers Squibb	1,929,610	65,124
Eli Lilly	1,186,280	47,771
Forest Laboratories (2)	316,514	10,980
Hospira (1)(2)	188,762	7,058
Johnson & Johnson	3,139,390	207,074

Merck	3,487,399	133,916
Mylan (2)	497,205	11,659
Perrigo (1)	106,500	11,003
Pfizer	8,621,181	195,356
Watson Pharmaceuticals (2)	141,019	9,457
		843,384
Total Health Care		1,668,634

INDUSTRIALS & BUSINESS SERVICES 10.3%

Aerospace & Defense 2.6%

Boeing	849,480	63,176
General Dynamics	408,072	29,944
Goodrich	142,435	17,867
Harris (1)	126,400	5,698
Honeywell International	887,166	54,161
L-3 Communication	114,769	8,122
Lockheed Martin	303,244	27,250
Northrop Grumman (1)	290,059	17,717
Precision Castparts	164,900	28,511
Raytheon	381,658	20,144
Rockwell Collins (1)	171,781	9,888
SAIC (2)	308,800	4,076
Textron	339,890	9,459
United Technologies	1,040,896	86,332
		382,345

Air Freight & Logistics 1.0%

C.H. Robinson Worldwide	186,100	12,188
Expeditors International of Washington	233,000	10,837
FedEx	359,610	33,070
UPS, Class B	1,102,969	89,031
		145,126

Airlines 0.0%		
Southwest Airlines	868,845	7,159
		7,159
Building Products 0.0%		
Masco (1)	401,854	5,373
		5,373
Commercial Services & Supplies 0.4%		
Avery Dennison (1)	114,177	3,440
Cintas (1)	133,411	5,219
Pitney Bowes (1)	225,438	3,963
R.R. Donnelley (1)	203,542	2,522
Republic Services	379,406	11,595
Stericycle (1)(2)	95,200	7,962
Waste Management (1)	526,910	18,421
		53,122
Construction & Engineering 0.1%		
Fluor	195,590	11,743
Jacobs Engineering Group (2)	145,200	6,443
Quanta Services (2)	244,700	5,114
		23,300
Electrical Equipment 0.5%		
Cooper Industries	188,500	12,055
Emerson Electric	840,760	43,871
Rockwell Automation	154,446	12,309
Roper Industries (1)	105,400	10,451
		78,686
Industrial Conglomerates 2.6%		
3M	794,301	70,860
Danaher	647,438	36,257
GE	12,158,668	244,024

Tyco International	516,800	29,034
		380,175
Machinery 2.0%		
Caterpillar	738,984	78,716
Cummins	217,396	26,096
Deere	465,796	37,683
Dover	210,109	13,224
Eaton	370,204	18,447
Flowserve	62,100	7,173
Illinois Tool Works	561,378	32,066
Ingersoll-Rand	354,360	14,653
Joy Global	119,100	8,754
PACCAR	418,708	19,608
Pall	126,742	7,558
Parker Hannifin	176,508	14,924
Snap-On (1)	66,700	4,067
Stanley Black & Decker	196,232	15,102
		298,071
Professional Services 0.1%		
Dun & Bradstreet	50,600	4,288
Equifax	132,045	5,844
Robert Half International (1)	156,562	4,744
		14,876
Road & Rail 0.8%		
CSX	1,200,012	25,824
Norfolk Southern	384,069	25,283
Ryder System	62,093	3,279
Union Pacific	555,576	59,713
		114,099
Trading Companies & Distributors 0.2%		
Fastenal (1)	327,100	17,696

W. W. Grainger	69,132	14,851
		32,547
Total Industrials & Business Services		1,534,879

INFORMATION TECHNOLOGY 20.2%

Communications Equipment 2.2%		
Cisco Systems	6,134,509	129,745
F5 Networks (2)	91,770	12,385
JDS Uniphase (2)	260,470	3,774
Juniper Networks (2)	628,100	14,371
Motorola Mobility (2)	297,592	11,678
Motorola Solutions	342,862	17,428
Qualcomm	1,934,285	131,570
		320,951
Computers & Peripherals 5.7%		
Apple (2)	1,068,832	640,733
Dell (2)	1,764,524	29,291
EMC (2)	2,338,063	69,861
Hewlett-Packard	2,270,943	54,117
Lexmark International (1)	89,009	2,959
NetApp (2)	410,823	18,392
SanDisk (2)	267,000	13,240
Western Digital (2)	254,400	10,530
		839,123
Electronic Equipment, Instruments & Components 0.5%		
Amphenol, Class A	194,700	11,637
Corning	1,740,469	24,506
First Solar (1)(2)	61,500	1,541
FLIR Systems (1)	183,200	4,637
Jabil Circuit (1)	224,374	5,636
Molex (1)	154,176	4,335

TE Connectivity	493,000	18,118
		70,410
Internet Software & Services 1.8%		
Akamai Technologies (2)	212,900	7,813
eBay (2)	1,329,643	49,051
Google, Class A (2)	290,000	185,960
VeriSign (1)	194,500	7,457
Yahoo! (2)	1,387,196	21,113
		271,394
IT Services 3.8%		
Accenture, Class A	734,588	47,381
Automatic Data Processing	558,481	30,823
Cognizant Technology Solutions (2)	346,900	26,694
Computer Sciences	176,411	5,282
Fidelity National Information	264,000	8,744
Fiserv (2)	165,715	11,499
IBM	1,325,158	276,494
Iron Mountain (1)	199,000	5,731
MasterCard, Class A	121,400	51,053
Paychex	367,605	11,392
Teradata (2)	194,998	13,289
Total System Services	176,562	4,073
Visa, Class A	568,950	67,136
Western Union	684,603	12,049
		571,640
Office Electronics 0.1%		
Xerox	1,523,166	12,307
		12,307
Semiconductor & Semiconductor Equipment 2.4%		
Advanced Micro Devices (1)(2)	647,006	5,189
Altera	356,316	14,189

MATERIALS 3.4%		
Chemicals 2.2%		
Air Products & Chemicals	236,883	21,746
Airgas (1)	77,426	6,889
CF Industries	74,700	13,644
Dow Chemical	1,368,799	47,415
DuPont	1,054,923	55,805
Eastman Chemical	159,808	8,260
Ecolab	333,089	20,558
FMC	79,600	8,426
International Flavors & Fragrances (1)	91,254	5,348
Monsanto	610,952	48,730
Mosaic	337,650	18,669
PPG Industries	168,123	16,106
Praxair	348,139	39,911
Sherwin-Williams	97,799	10,628
Sigma Aldrich (1)	137,836	10,070
		332,205
Construction Materials 0.1%		
Vulcan Materials	147,983	6,323
		6,323
Containers & Packaging 0.1%		
Ball	186,204	7,984
Bemis (1)	111,752	3,608
Owens-Illinois (2)	173,200	4,043
Sealed Air	255,240	4,929
		20,564
Metals & Mining 0.8%		
Alcoa (1)	1,238,383	12,409
Allegheny Technologies	122,649	5,049
Cliffs Natural Resources	161,500	11,185

Freeport-McMoRan Copper & Gold	1,099,086	41,809
Newmont Mining	565,880	29,013
Nucor (1)	373,912	16,060
Titanium Metals	95,700	1,298
U.S. Steel (1)	161,494	4,743
		121,566
Paper & Forest Products 0.2%		
International Paper	515,023	18,078
MeadWestvaco	180,569	5,704
		23,782
Total Materials		504,440
TELECOMMUNICATION SERVICES 2.7%		
Diversified Telecommunication Services 2.5%		
AT&T	6,815,000	212,832
CenturyLink	706,056	27,289
Frontier Communications (1)	1,079,574	4,502
Verizon Communications	3,242,793	123,972
Windstream (1)	665,709	7,796
		376,391
Wireless Telecommunication Services 0.2%		
Crown Castle International (2)	214,800	11,457
MetroPCS Communications (2)	349,600	3,153
Sprint Nextel (2)	3,613,524	10,299
		24,909
Total Telecommunication Services		401,300
UTILITIES 3.3%		
Electric Utilities 1.8%		
American Electric Power	551,744	21,286

Duke Energy (1)	1,528,374	32,111
Edison International	359,344	15,276
Entergy	201,921	13,569
Exelon	983,491	38,563
FirstEnergy	475,798	21,692
NextEra Energy	475,282	29,030
Northeast Utilities	202,300	7,509
Pepco (1)	262,900	4,966
Pinnacle West Capital	127,326	6,099
PPL	644,658	18,218
Progress Energy	341,451	18,135
Southern Company	1,008,586	45,316
		271,770
Gas Utilities 0.1%		
AGL Resources	131,210	5,146
ONEOK	125,400	10,240
		15,386
Independent Power Producers & Energy Traders 0.1%		
AES (2)	736,793	9,630
NRG Energy (2)	267,000	4,184
		13,814
Multi-Utilities 1.3%		
Ameren	274,264	8,935
CenterPoint Energy	477,529	9,417
CMS Energy	262,120	5,767
Consolidated Edison (1)	341,851	19,971
Dominion Resources	650,958	33,336
DTE Energy	192,388	10,587
Integrys Energy Group (1)	89,725	4,755
NiSource	319,278	7,774
PG&E	471,414	20,464
Public Service Enterprise	586,694	17,959

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2012. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 3/31/12	Value 12/31/11
T. Rowe Price Group	$ -	$ 110	$ 100	$ 18,934	$ 16,906
T. Rowe Price Reserve Investment Fund, 0.09%	¤	¤	43 ^	685,379	494,119
Totals			$ 143	$ 704,313	$ 511,025

¤ Purchase and sale information not shown for cash management funds.

^ Excludes earnings on securities lending collateral invested in the T. Rowe Price Reserve Investment Fund, which are subject to rebates and fees.

Other information for the period ended March 31, 2012 related to affiliated companies is as follows:

Investment in securities, at cost	$ 696,466
Dividend income	143
Interest income	-
Investment income	$ 143
Realized gain (loss) on securities	$ 311
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Equity Index 500 Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index®.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board issued amended guidance to enhance disclosure for offsetting assets and liabilities. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013; adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are reported at fair value as defined by GAAP. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities and private placements, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors (the Board). Subject to oversight by the Board, the Valuation Committee develops pricing-related policies and procedures and approves all fair-value determinations. The Valuation Committee regularly makes good faith judgments, using a wide variety of sources and information, to establish and adjust valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of private-equity instruments, the Valuation Committee considers a variety of factors, including the company’s business prospects, its financial performance, strategic events impacting the company, relevant valuations of similar companies, new rounds of financing, and any negotiated transactions of significant size between other investors in the company. Because any fair-value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions.

Valuation Inputs
Various inputs are used to determine the value of the fund’s financial instruments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar financial instruments, interest rates, prepayment speeds, and credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. The following table summarizes the fund’s financial instruments, based on the inputs used to determine their values on March 31, 2012:

NOTE 3 - DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. The fund does not offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin, if any. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, and/or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying portfolio of investments, but collateral received in the form of securities are not. On March 31, 2012, the value of cash collateral investments was $446,584,000 and the value of loaned securities was $437,420,000.

NOTE 5 - FEDERAL INCOME TAXES

At March 31, 2012, the cost of investments for federal income tax purposes was $12,085,255,000. Net unrealized gain aggregated $3,218,179,000 at period-end, of which $4,121,400,000 related to appreciated investments and $903,221,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 18, 2012

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 18, 2012